[PERFORMANCE FUNDS LOGO]

January 1, 1999

Dear Shareholder:

     We are pleased to bring you this semi-annual report of the Performance Funds, which covers the six months period ended November 30, 1998. The Performance Funds are comprised of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Small Cap Equity Fund. All funds are managed by Trustmark National Bank.

ECONOMIC REVIEW

     The six months under review proved eventful as market psychology continued to deal with uncertainties in the global economic & financial markets. The U.S. economy began to show signs of slowing as concerns over the growing economic crises in the emerging markets and the domestic politics eroded investor confidence. Extreme volatility in both the stock and bond markets during this period served to heighten investors' concerns.

     At its September meeting, the Fed lowered the Fed Funds rate 25 basis points to 5.25%, another 25bps on October 15th to 5.00% (first such Fed action between Fed meetings since April, 1994), and another 25bps to 4.75% on November 17th (three rate cuts in the span of 49 days). In doing so, the Fed stated:
"Although conditions in the financial markets have settled down materially since mid-October, unusual strains remain. With the 75 basis points decline in the Federal Funds rate since September, financial conditions can reasonably be expected to be consistent with fostering sustained economic expansion while keeping inflationary pressures subdued". By acting aggressively, the "Greenspan" Fed was taking proactive steps to minimize, if not prevent, the U. S. economy dipping into a recession.

     Market volatility, such as that experienced during the last six months, always has and always will test the individual investor's tolerance to risk. The informed investor understands that patience, discipline, and diversification are critical keys to successful, long-term investing, and does not allow short-term market volatility to drive long-term financial goals.

     On the following pages you will find a detailed discussion of each fund's performance. Regardless of the markets' direction, the Performance Funds investment discipline remains the same with careful security selection, diversification, & constant supervision.

     As always, we appreciate your support, welcome your comments, and encourage you to talk with your investment representative should you have any questions about your funds.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board

------------

Trustmark Bank provides investment advisory services and other services to the Fund and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the Chairman of the Board through the end of the period covered by the report, as stated on the cover. The Chairman of the Board's views are subject to change based on market and other conditions.

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND

     The Performance Money Market Fund provided investors with a return of 2.62% for the Institutional Class and 2.49% for the Class A for the six month period ended November 30, 1998. The 7-day yield was 4.91% for the Institutional Class and 4.66% for Class A as of November 30, 1998. During this period, the 7-day yield of the Fund fluctuated between a high of 5.29% on August 5th and a low of 4.90% on November 25th. The Fund closed this six-month period with a yield of 4.88% (Institutional Class). Also during this reporting period, the Federal Reserve lowered its target rate for Fed Funds three times. The moves by the Fed resulted in a lowering of the target rate by 75 basis points from 5.50% to the current 4.75%. These cuts by the Fed had a direct impact on the Fund since the investments that the Fund uses generally track the direction in which the Fed Funds rate goes. Hence a lower Fed Funds rate translates into lower investment yields available for the Fund. These moves by the Federal Reserve came in a fairly quick manner with all three moves coming in less than 60 days. Hopefully, these aggressive moves by the Federal Reserve will be sufficient to keep them out of the market for the coming months and our yield environment will stabilize.

     The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper, and repurchase agreements. The Fund is considered a "first tier" fund as a result of the high quality of the Fund's holdings (Standard & Poor's A-1 or A-1+ and Moody's P-1). An investment in the Fund is not guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
------------
All performance figures cited here represent past performance of the Money Market Fund and do not guarantee future results.

                 PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

     Share price of the Short Term Government Income Fund had a net increase of $0.07 to $9.92 per share for the six months ending November 30, 1998. Dividends and the share price increase provided a six-month period return of 3.37% to Institutional Class shareholders, and 3.25% to the Class A shareholders(1). These returns indicate successful fulfillment of the funds primary objective, which is to provide an attractive alternative to money markets and certificates of deposit, while maintaining a relatively low share price fluctuation.

     Global asset and currency devaluation had the greatest effect on short bond rates this period. Foreign investors, fearful of their own financial markets, scooped up Treasury securities at an alarming rate, running up prices, which in turn drove the yield on 2-year Treasury Notes from a high of 5.58% to a low of 3.85%, before settling slightly above 4.50%. The urgency of crumbling markets abroad forced the Fed to lower the interbank lending rate to 4.75%, which is still above short Treasury yields. In spite of the stellar price performance of Treasury securities, other sectors did not fair as well. The relative spreads of non-Treasury securities widened to historical highs, as bidders shunned everything but the gilded Treasury Note.

     As usually occurs during financial market turmoil, opportunities have arisen in the short-term bond market, which should be of benefit to our shareholders. Specifically, the illiquidity in the mortgage market has presented opportunities in short-term mortgage securities, which now offer high relative yield. High-grade corporate securities, which have been generally avoided by this fund over the last two years, now offer enough potential additional yield to become a sector of interest to us, while limited in amount by our prospectus. We believe that these opportunities will be sufficient to continue to achieve our objective, without compromising our stringent quality criteria, or incurring unnecessary price volatility.

                                          Signed,

                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Vice President
                                          Trustmark National Bank
------------

(1) The total return for Class A, subject to a maximum sales load of 3.00%, was 0.20% for the period.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

              PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     For the six month period ended November 30, 1998, the Performance Intermediate Term Government Income Fund returned 5.39% for the Institutional Class shareholders and 5.26% for Class A shareholders(1). Share price, as measured by net asset value, increased from $10.34 on May 31, 1998 to $10.61 on November 30, 1998. The Fund's objective is to provide a higher level of current income with total return, which consists of income and capital appreciation/depreciation, also an important consideration. The Fund primarily invests in U. S. government securities and investment grade corporate bonds. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between three to ten years.

     For the last six months the U. S. Treasury market was the prime beneficiary of "flight to quality" as global investors sought refuge in its safety and liquidity. Global asset & currency devaluation and an accommodating Federal Reserve further accentuated this bullish run on Treasuries. Bond yields, as measured by the 30-year Treasury Bond, fell from 5.80% in May to as low as 4.71% on October 5th before closing the period at 5.06%. Short-term yields, as measured by the 2-year Treasury Note, fell from 5.52% to as low as 3.82% on October 15th before closing the period at 4.50%. This resulted in a spread 56 basis points between the 2-year Treasury Note and the 30-year Treasury Bond, up from 28 basis points in May. For the period Treasuries returned a stellar 6.60% followed by U.S. Agencies 5.35%, U. S. Corporate 4.72%, Asset Backed Securities 4.27%, and Mortgage Backed Securities 3.51%.

     Despite third quarter's GDP coming in at 3.3%, substantially stronger than anticipated, and a foreseeable upward revision in fourth quarter data, the Fed aggressively eased Fed Funds Rate three time and the Discount Rate twice from 5.50% to 4.75% and from 5.00% to 4.50%, respectively. The Fed's action to minimize, perhaps avoid, an anticipated economic slowdown and a credit/liquidity squeeze in the fixed income markets was possible as economic fundamentals revealed a slowdown in job creation, income growth, and corporate profits. Benign inflation, CPI 1.50% year-over-year, and falling commodity prices were influencing factors as well.

                                          Signed,

                                          /s/ Robert H. Spaulding

                                          Robert H. Spaulding,
                                          Vice President & Trust Investment
                                          Officer
                                          Trustmark National Bank
------------

(1) The total return for Class A, subject to a maximum sales load of 5.25%, was -0.24% for the period.

All performance figures cited here represent past performance of the Intermediate Term Government Income Fund and do not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                       PERFORMANCE LARGE CAP EQUITY FUND

     For the six months period ended November 30, 1998 the Large Cap Equity Fund returned 7.91% to the Institutional Class shareholders and 7.74% to the Class A shareholders(1). This compares to the S&P 500 Index which returned 7.49%.

     The relative performance of the Fund was favorably impacted by holdings in the health care sector. During the period Eli Lilly (1.30%) was up 47%, Abbott Labs (1.01%) was up 32%, and Schering Plough increased 30%. The retail sector also contributed with Wal-Mart returning 34% and Walgreen (1.63%) rising 49%. Freddie Mac (1.01%) and Sun America (0.56%) in the financial sector were up 31% and 60%, respectively. Technology companies like Microsoft (up 46%), Intel (up 58%), and Cisco (1.61%) (up 58%) also aided performance.

     We expect volatility to continue as future earnings may not be sustainable to prior quarters' earnings growth. Our efforts and resources continue to be directed at security selection and not market timing. Listed below are the 10 largest holdings in the Fund at November 30, 1998.

                             TEN LARGEST HOLDINGS *

             1.  Microsoft             3.78%         4.  Exxon      2.42%         8.  IBM       2.30%
             2.  General Electric      3.75%         5.  Merck      2.35%         9.  Wal-Mart  2.28%
             3.  Schering Plough       2.77%         6.  Coca-Cola  2.30%        10.  Citigroup 1.72%
                                                     7.  Intel      2.30%

                                          Signed,

                                          /s/ Charles H. Windham, Jr.

                                          Charles H. Windham, Jr.
                                          Vice President
                                          Trustmark National Bank
------------

* Portfolio composition is subject to change.

(1) The total return for Class A, subject to a maximum sales load of 5.25%, was 2.10% for the period.

The Fund's Performance is compared to the Standard & Poor's 500 Stock Index, which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                        PERFORMANCE MID CAP EQUITY FUND

     For the six months ending November 30, 1998 the Mid Cap Equity Fund fell 7.60% (Institutional Class) and 7.66% (Class A(1)) . This compares to the S&P MidCap 400 Index which had a negative 1.52% return.

     The relative performance of the Fund was negatively impacted by holdings in the Oil Services and Oil Equipment industries. Positions in Ensco (0.43%) and Smith International (0.56%) each fell by more than 50% in response to much lower crude oil prices. Holdings in the Raw Materials sector also penalized performance, particularly Wellman Incorporated (0.61%) which was down 48% in the period. On the upside, the Fund holds American Power Conversion which increased 38% and Energy East which appreciated 30%. In the Health Care sector Watson Pharmaceuticals gained 23%.

     The Fund focuses on those companies in the MidCap Index we believe to have increasing earnings prospects and attractive valuations. We plan to continue to direct our concentration on the operating results of individual companies and not on market timing. Listed below are the 10 largest holdings in the Fund at November 30, 1998.

                             TEN LARGEST HOLDINGS*

   1.  Watson Pharmaceutical        2.50%   4.  Century Telephone              2.09%   8.  Edwards (A.G.)    1.80%
   2.  Staples                      2.23%   5.  Coca-Cola Enterprises          2.04%   9.  AFLAC, Inc.       1.76%
   3.  American Power Conversion    2.16%   6.  Paine Webber                   2.03%  10.  Comdisco          1.75%
                                            7.  Energy East                    1.88%

                                          Signed,

                                          /s/ Douglas H. Ralston

                                          Douglas H. Ralston, CFA
                                          Vice President
                                          Trustmark National Bank
------------

* Portfolio composition is subject to change.

(1) The total return for Class A, subject to a maximum sales load of 5.25%, was -12.49% for the period.

The Fund's performance is compared to the Standard & Poor's Midcap 400 Stock Index, which is a capitalization-weighted index that measures the performance of the mid-range sector of U.S. stock market where the median market capitalization is approximately $700 million. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

                       PERFORMANCE SMALL CAP EQUITY FUND

     Small capitalization stocks are continuing their relative under performance in the small cap universe. Through the first six months of the Fund's fiscal year, performance was -13.61% (Institutional Class(1)) in comparison to the S&P Small Cap 600 Index which returned -12.41%.

     When compared to the larger companies in the domestic market, it is apparent that small capitalization stocks are suffering from a continued "flight to quality". This is typically a precursor to a downturn in economic growth and is marked by continued money flows into more established, liquid stocks with large discounts given to lesser known names. Sectors that have been hit especially hard in the last six months include selected Healthcare issues and Oil and Gas Equipment. Holdings in Integrated Health Services (0.80%) and Input/Output (0.39%) within these sectors hurt performance for the period.

     On a positive note, the relative valuation of small company stocks has fallen to levels we have not seen since the 1970's. Attractive valuations do not guarantee future success, but they increase the probability for out performance over time. Generic drug maker Alpharma turned in a strong performance (up 70%) and chip equipment maker Novellus reversed its downward trend with a positive 36% return.

                             TEN LARGEST HOLDINGS*

 1.  Alpharma Inc.     2.59%   4.  CMAC Invt Corp.         2.16%   8.  Zebra Technologies, Class A    1.87%
 2.  Plexus Corp.      2.39%   5.  Fremont General         2.01%   9.  Fidelity Natl Financial        1.83%
 3.  Manitowoc Inc.    2.22%   6.  Novellus Systems        1.98%  10.  Orion Capital                  1.73%
                               7.  Enhance Finl Svc.       1.88%

                                          Signed,

                                          /s/ Douglas P. Muenzenmay

                                          Doug P. Muenzenmay
                                          Investment Officer
                                          Trustmark National Bank
------------

* Portfolio composition is subject to change.

(1) The total return for Class A, subject to a maximum sales load of 5.25%, was -18.36% for the period.

The Fund's Performance is compared to the Standard & Poor's 600 Small Cap Index, which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that investors shares when redeemed may be worth more or less than the original cost.

Small cap funds typically carry addition risk since smaller companies may have a higher risk of failure.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 1998
(Unaudited)

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        COMMERCIAL PAPER -- 68.3%
                        AUTOMOTIVE -- 11.9%
     $ 6,000,000        Ford Motor Credit Corporation, 5.04%, 1/6/99................      P1/A1     $  5,969,760
      10,000,000        Ford Motor Credit Corporation, 5.24%, 2/1/99................      P1/A1        9,909,756
      11,000,000        GMAC, 5.20%, 12/18/98.......................................      P1/A1       10,972,988
       5,000,000        GMAC, 5.07%, 1/14/99........................................      P1/A1        4,969,017
       5,500,000        GMAC, 5.33%, 1/22/99........................................      P1/A1        5,457,656
       5,000,000        Toyota Motor Credit Corporation, 5.02%, 1/5/99..............      P1/A1+       4,975,597
       6,000,000        Toyota Motor Credit Corporation, 5.18%, 1/7/99..............      P1/A1+       5,968,057
      10,000,000        Toyota Motor Credit Corporation, 5.15%, 1/8/99..............      P1/A1+       9,945,639
                                                                                                    ------------
                                                                                                      58,168,470
                                                                                                    ------------
                        BANKING -- 4.2%
      10,000,000        BankAmerica Corporation, 5.16%, 1/13/99.....................      P1/A1        9,938,366
       6,000,000        Norwest Bank Corporation, 5.01%, 1/12/99....................      P1/A1+       5,964,930
       5,000,000        Wachovia Bank Corporation, 5.21%, 12/3/98...................      P1/A1+       4,998,553
                                                                                                    ------------
                                                                                                      20,901,849
                                                                                                    ------------
                        BEVERAGES -- 3.0%
      15,000,000        Coca Cola Company, 5.31%, 12/1/98...........................      P1/A1+      15,000,000
                        CHEMICALS -- 4.3%
      10,000,000        du Pont (E.I.) De Nemours & Company, 5.01%, 12/16/98........      P1/A1+       9,979,125
       5,000,000        du Pont (E.I.) De Nemours & Company, 5.03%, 12/17/98........      P1/A1+       4,988,822
       6,000,000        du Pont (E.I.) De Nemours & Company, 5.23%, 1/21/99.........      P1/A1+       5,955,545
                                                                                                    ------------
                                                                                                      20,923,492
                                                                                                    ------------
                        DIVERSIFIED -- 4.2%
       5,000,000        General Electric Capital Corporation, 5.18%, 12/2/98........      P1/A1+       4,999,281
       8,000,000        General Electric Capital Corporation, 5.25%, 1/20/99........      P1/A1+       7,941,666
       8,000,000        General Electric Capital Corporation, 5.32%, 1/21/99........      P1/A1+       7,939,707
                                                                                                    ------------
                                                                                                      20,880,654
                                                                                                    ------------
                        FINANCE -- BROKERS -- 16.3%
       3,000,000        Bear Stearns Company, 5.125%, 12/9/98.......................      P1/A1        2,996,583
       5,000,000        Bear Stearns Company, 5.18%, 1/26/99........................      P1/A1        4,959,711
      10,000,000        Bear Stearns Company, 5.32%, 2/10/99........................      P1/A1        9,895,078
       6,000,000        Goldman Sachs Group, 5.25%, 12/8/98.........................      P1/A1+       5,993,875
      10,000,000        Goldman Sachs Group, 5.38%, 1/6/99..........................      P1/A1+       9,946,200
       5,000,000        Goldman Sachs Group, 5.28%, 2/12/99.........................      P1/A1+       4,946,467
       8,000,000        Merrill Lynch & Company, 5.17%, 01/19/99....................      P1/A1+       7,943,704
       7,500,000        Merrill Lynch & Company, 5.33%, 1/27/99.....................      P1/A1+       7,436,706
       6,000,000        Merrill Lynch & Company, 5.08%, 1/29/99.....................      P1/A1+       5,950,047
      10,000,000        Morgan Stanley Dean Witter, 5.38%, 1/28/99..................      P1/A1        9,913,322
      10,000,000        Morgan Stanley Dean Witter, 5.33%, 2/11/99..................      P1/A1        9,893,400
                                                                                                    ------------
                                                                                                      79,875,093
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        COMMERCIAL PAPER (CONTINUED)
                        FINANCIAL SERVICES -- 8.8%
     $ 4,000,000        Associates Credit Corporation, 5.08%, 12/9/98...............      P1/A1+    $  3,995,484
      10,000,000        Associates Credit Corporation, 5.04%, 12/21/98..............      P1/A1+       9,972,000
       3,000,000        Associates Credit Corporation, 5.33%, 1/4/99................      P1/A1+       2,984,898
       5,000,000        Associates Credit Corporation, 5.23%, 2/2/99................      P1/A1+       4,954,238
      11,000,000        Commercial Credit Corporation, 5.14%, 12/14/98..............      P1/A1       10,979,584
      10,000,000        Commercial Credit Corporation, 5.08%, 1/11/99...............      P1/A1        9,942,144
                                                                                                    ------------
                                                                                                      42,828,348
                                                                                                    ------------
                        FOOD -- 6.1%
      10,000,000        Campbell's Soup, Inc., 5.00%, 1/7/99........................      P1/A1+       9,948,611
      20,000,000        Kellogg Company, 5.12%, 12/15/98............................      P1/A1+      19,960,178
                                                                                                    ------------
                                                                                                      29,908,789
                                                                                                    ------------
                        OIL/GAS EXPLORATION -- 4.2%
      11,000,000        Texaco, Inc., 5.17%, 12/11/98...............................      P1/A1       10,984,203
       5,000,000        Texaco, Inc., 5.12%, 1/20/99................................      P1/A1        4,964,444
       5,000,000        Texaco, Inc., 5.12%, 1/25/99................................      P1/A1        4,960,889
                                                                                                    ------------
                                                                                                      20,909,536
                                                                                                    ------------
                        TELECOMMUNICATIONS -- 1.8%
       9,000,000        Bellsouth Corporation, 5.15%, 12/10/98......................      P1/A1+       8,988,413
                                                                                                    ------------
                        UTILITIES -- 3.5%
       3,000,000        National Rural Utility Cooperative Finance Corporation,
                        5.00%, 12/17/98.............................................      P1/A1+       2,993,333
       9,500,000        National Rural Utility Cooperative Finance Corporation,
                        5.23%, 1/22/99..............................................      P1/A1+       9,428,233
       5,000,000        National Rural Utility Cooperative Finance Corporation,
                        5.07%, 2/5/99...............................................      P1/A1+       4,953,525
                                                                                                    ------------
                                                                                                      17,375,091
                                                                                                    ------------
                        TOTAL COMMERCIAL PAPER (Cost $335,759,735)...............................    335,759,735
                                                                                                    ------------
                        CORPORATE BONDS -- 6.1%
                        AUTOMOTIVE -- 1.0%
       3,000,000        Ford Motor Credit Corporation, 5.625%, 1/15/99..............       A1/A        2,999,301
       1,870,000        Ford Motor Credit Corporation, 8.00%, 1/15/99...............       A1/A        1,875,364
                                                                                                    ------------
                                                                                                       4,874,665
                                                                                                    ------------
                        BANKING -- 4.1%
       5,000,000        First Tennessee Bank, 5.57%, 9/17/99........................       A1/A        5,000,000
       5,000,000        Norwest Bank Corporation, 6.25%, 3/15/99....................      Aa3/A+       5,007,665
      10,000,000        Wachovia Bank Corporation, 5.22%, 12/7/98...................     Aa2/AA       10,000,001
                                                                                                    ------------
                                                                                                      20,007,666
                                                                                                    ------------
                        ENTERTAINMENT -- 0.4%
       2,000,000        The Walt Disney Company, 6.25%, 6/21/99.....................       A2/A        2,005,324
                                                                                                    ------------
                        FINANCE -- BROKERS -- 0.6%
       3,050,000        Bear Stearns Company, 7.625%, 9/15/99.......................       A2/A        3,096,075
                                                                                                    ------------
                        TOTAL CORPORATE BONDS (Cost $29,983,730).................................     29,983,730
                                                                                                    ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

       SHARES
         OR                                                                           S&P/MOODY'S
      PRINCIPAL                                                                         RATINGS        MARKET
       AMOUNT                               SECURITY DESCRIPTION                      (UNAUDITED)      VALUE
      ---------                             --------------------                      -----------      ------
                        U.S. GOVERNMENT AGENCY MORTGAGES -- 18.1%
                        FEDERAL FARM CREDIT BANK  -- 3.0%
     $10,000,000        Federal Farm Credit Bank, 5.01%, 12/22/98...................    Aaa/AAA     $  9,970,775
       5,000,000        Federal Farm Credit Bank, 5.20%, 11/19/99...................    Aaa/AAA        5,000,000
                                                                                                    ------------
                                                                                                      14,970,775
                                                                                                    ------------
                        FEDERAL HOME LOAN BANK -- 2.9%
       1,500,000        Federal Home Loan Bank Note, 5.43%, 12/29/98................    Aaa/AAA        1,499,495
       5,000,000        Federal Home Loan Bank Note, 5.51%, 4/30/99.................    Aaa/AAA        5,006,844
       3,000,000        Federal Home Loan Bank Note, 5.705%, 5/5/99.................    Aaa/AAA        3,000,183
       5,000,000        Federal Home Loan Bank Note, 5.00%, 10/28/99................    Aaa/AAA        5,000,000
                                                                                                    ------------
                                                                                                      14,506,522
                                                                                                    ------------
                        FEDERAL HOME LOAN MORTGAGE CORP. -- 7.2%
      10,000,000        Federal Home Loan Mortgage Corporation, 5.06%, 12/1/98......    Aaa/AAA       10,000,000
      10,000,000        Federal Home Loan Mortgage Corporation, 5.062%, 12/8/98.....    Aaa/AAA        9,990,157
      15,000,000        Federal Home Loan Mortgage Corporation, 5.00%, 1/15/99......    Aaa/AAA       14,906,250
                                                                                                    ------------
                                                                                                      34,896,407
                                                                                                    ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.4%
      10,000,000        Federal National Mortgage Assoc., 5.02%, 12/23/98...........    Aaa/AAA        9,969,322
       3,665,000        Federal National Mortgage Assoc., 5.37%, 2/26/99............    Aaa/AAA        3,662,603
       5,000,000        Federal National Mortgage Assoc., 5.48%, 3/16/99............    Aaa/AAA        4,997,538
       3,000,000        Federal National Mortgage Assoc., 5.49%, 8/03/99............    Aaa/AAA        2,997,739
                                                                                                    ------------
                                                                                                      21,627,202
                                                                                                    ------------
                        STUDENT LOAN MARKETING ASSOCIATION -- 0.6%
       3,000,000        Student Loan Marketing Assoc., 5.53%, 3/4/99................    Aaa/AAA        2,999,761
                                                                                                    ------------
                        TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $89,000,667)................     89,000,667
                                                                                                    ------------
                        REPURCHASE AGREEMENTS -- 7.8%
      38,600,000        First Union, dated 11/30/98, due 12/1/98 at 5.35% with a
                        maturity value of $38,605,736 (Collateralized by a Federal
                        Home Loan Mortgage Corporation discount note, 2/1/99, market
                        value - $39,382,362)........................................                  38,600,000
                                                                                                    ------------
                        TOTAL REPURCHASE AGREEMENTS (Cost $38,600,000)...........................     38,600,000
                                                                                                    ------------
                        MONEY MARKET MUTUAL FUNDS -- 0.0%
          67,289        AIM Prime Money Market Portfolio, Investment Company........                      67,289
                                                                                                    ------------
                        TOTAL MONEY MARKET MUTUAL FUNDS (Cost $67,289)...........................         67,289
                                                                                                    ------------
                        TOTAL INVESTMENTS (Cost $493,411,421)(a) -- 100.3%.......................    493,411,421
                        LIABILITIES IN EXCESS OF OTHER ASSETS (0.3)%.............................     (1,286,778)
                                                                                                    ------------
                        TOTAL NET ASSETS -- 100.0%...............................................   $492,124,643
                                                                                                    ============

---------------
(a) Cost for federal income tax and financial reporting purposes is substantially the same.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 1998
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                    MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                       --------------------                         ------
             U.S. TREASURY OBLIGATIONS -- 25.7%
             U.S. TREASURY NOTES -- 18.4%
$ 2,000,000  U.S. Treasury Notes, 6.00%, 8/15/99.........................  $  2,017,820
  4,000,000  U.S. Treasury Notes, 5.625%, 11/30/99.......................     4,036,760
 12,000,000  U.S. Treasury Notes, 5.50%, 4/15/00.........................    12,141,120
  2,000,000  U.S. Treasury Notes, 5.50%, 12/31/00........................     2,035,240
  2,500,000  U.S. Treasury Notes, 5.625%, 2/28/01........................     2,553,350
                                                                           ------------
                                                                             22,784,290
                                                                           ------------
             U.S. TREASURY STRIPS -- 7.3%
  5,000,000  U.S. Treasury Strip, 4.245%, 2/15/01........................     4,519,650
  5,000,000  U.S. Treasury Strip, 4.265%, 5/15/01........................     4,468,400
                                                                           ------------
                                                                              8,988,050
                                                                           ------------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,533,529)..........    31,772,340
                                                                           ------------
             U.S. GOVERNMENT AGENCY MORTGAGES -- 65.7%
             FEDERAL HOME LOAN MORTGAGE CORP. -- 37.1%
  2,422,672  Federal Home Loan Mortgage Corp., Series 1414(E), 6.25%,
             7/15/05.....................................................     2,424,876
    203,985  Federal Home Loan Mortgage Corp., Series 1675(D), 5.50%,
             5/15/14.....................................................       203,536
  3,000,000  Federal Home Loan Mortgage Corp., Series 2061(PH), 6.00%,
             5/15/16.....................................................     3,014,670
 10,760,000  Federal Home Loan Mortgage Corp., Series 1407(PF), 6.25%,
             10/15/16....................................................    10,776,139
 10,000,000  Federal Home Loan Mortgage Corp., Series 2054(PA), 6.00%,
             5/15/17.....................................................    10,048,700
 10,000,000  Federal Home Loan Mortgage Corp., Series 1590(F), 6.00%,
             1/15/19.....................................................    10,045,300
  9,213,018  Federal Home Loan Mortgage Corp., Series 1637(F), 6.00%,
             9/15/21.....................................................     9,257,978
                                                                           ------------
                                                                             45,771,199
                                                                           ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.8%
  1,240,539  Federal National Mortgage Assoc., Series 1993-10(E), 6.50%,
             10/25/04....................................................     1,247,511
  6,371,468  Federal National Mortgage Assoc., Series 1997-78(PB), 6.00%,
             8/18/14.....................................................     6,424,351
  3,084,082  Federal National Mortgage Assoc., Series 1993-26(E), 6.25%,
             4/25/16.....................................................     3,080,659
    794,463  Federal National Mortgage Assoc., Series 1993-142(A), 5.25%,
             9/25/16.....................................................       788,703
  1,475,045  Federal National Mortgage Assoc., Series 1993-73(D), 5.75%,
             9/25/16.....................................................     1,467,832
  5,000,000  Federal National Mortgage Assoc., Series 1994-65(PE), 6.75%,
             7/25/18.....................................................     5,046,200
 10,000,000  Federal National Mortgage Assoc., Series 1993-102(G), 6.25%,
             01/25/20....................................................    10,134,600
                                                                           ------------
                                                                             28,189,856
                                                                           ------------
             U.S. GOVERNMENT AGENCY -- 5.8%
  2,000,000  Federal Farm Credit, 5.76%, 7/7/03..........................     2,059,180
  2,000,000  Federal Home Loan Bank, 5.625%, 3/19/01.....................     2,034,480
  3,000,000  Federal Home Loan Bank, 5.795%, 5/11/01.....................     3,062,430
                                                                           ------------
                                                                              7,156,090
                                                                           ------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $80,497,446)...    81,117,145
                                                                           ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                    MARKET
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
 ---------                       --------------------                         ------
             MUNICIPAL BONDS -- 0.8%
$ 1,000,000  City of Erie, PA, General Obligation, 5.15%, 11/15/01,
             OID.........................................................  $    996,250
                                                                           ------------
             TOTAL MUNICIPAL BONDS (Cost $998,880).......................       996,250
                                                                           ------------
             CORPORATE BONDS -- 7.3%
             DIVERSIFIED -- 0.8%
  1,000,000  General Electric Capital Corporation, 5.65%, 8/15/01........     1,011,250
                                                                           ------------
             FINANCIAL SERVICES -- 4.1%
  1,000,000  Associates Credit Corporation, 5.60%, 1/15/01...............     1,005,000
  1,000,000  Avco Financial Services, 5.50%, 4/1/00......................     1,006,250
  1,000,000  Ford Motor Credit, 5.125%, 10/15/01.........................       995,000
  1,000,000  GMAC, 5.70%, 2/23/00........................................     1,002,500
  1,000,000  Merrill Lynch & Company, 6.00%, 1/15/01.....................     1,010,000
                                                                           ------------
                                                                              5,018,750
                                                                           ------------
             RAILROADS -- 0.8%
  1,000,000  Conrail, 5.58%, 11/15/02....................................       990,490
                                                                           ------------
             TELECOMMUNICATIONS-EQUIPMENT -- 1.6%
  1,000,000  Detroit Edison, 5.93%, 2/1/01...............................     1,015,000
  1,000,000  Pennsylvania Power & Light, 6.00%, 6/1/00...................     1,013,750
                                                                           ------------
                                                                              2,028,750
                                                                           ------------
             TOTAL CORPORATE BONDS (Cost $9,078,712).....................     9,049,240
                                                                           ------------
             MONEY MARKET MUTUAL FUNDS -- 1.1%
  1,297,048  AIM Treasury Money Market...................................     1,297,048
                                                                           ------------
             TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,297,048)...........     1,297,048
                                                                           ------------
             TOTAL INVESTMENTS (Cost $123,405,615)(a) -- 100.6%..........   124,232,023
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%.............      (773,941)
                                                                           ------------
             TOTAL NET ASSETS -- 100.0%..................................  $123,458,082
                                                                           ============

---------------
(a) At November 30, 1998, the aggregate cost of investment securities for federal income tax purposes differs from the value of net unrealized appreciation of securities as follows:

            Unrealized appreciation...............................  $945,828
            Unrealized depreciation...............................  (119,420)
                                                                    --------
            Net unrealized appreciation...........................  $826,408
                                                                    ========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 1998
(Unaudited)

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        MORTGAGE-BACKED SECURITIES -- 0.1%
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
     $    55,875        Government National Mortgage Association, Pool #210311,
                        9.00%, 6/15/17..............................................  $     59,199
          35,000        Government National Mortgage Association, Pool #271741,
                        9.00%, 3/15/20..............................................        37,085
                                                                                      ------------
                        TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,184).............        96,284
                                                                                      ------------
                        U.S. TREASURY OBLIGATIONS -- 33.3%
                        U.S. TREASURY BONDS -- 21.9%
      10,000,000        U.S. Treasury Bonds, 7.25%, 5/15/16.........................    12,235,000
       4,000,000        U.S. Treasury Bonds, 7.25%, 8/15/22.........................     5,023,840
       5,000,000        U.S. Treasury Bonds, 6.25%, 8/15/23.........................     5,631,500
       3,500,000        U.S. Treasury Bonds, 6.00%, 2/15/26.........................     3,848,320
                                                                                      ------------
                                                                                        26,738,660
                                                                                      ------------
                        U.S. TREASURY NOTES -- 11.4%
         150,000        U.S. Treasury Notes, 6.25%, 5/31/00.........................       153,476
       2,000,000        U.S. Treasury Notes, 4.00%, 10/31/00........................     1,978,900
         500,000        U.S. Treasury Notes, 6.25%, 2/28/02.........................       523,490
       5,000,000        U.S. Treasury Notes, 6.25%, 6/30/02.........................     5,255,850
       2,700,000        U.S. Treasury Notes, 4.25%, 11/15/03........................     2,668,545
       3,000,000        U.S. Treasury Notes, 7.25%, 8/15/04.........................     3,373,620
                                                                                      ------------
                                                                                        13,953,881
                                                                                      ------------
                        TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,429,893)..........    40,692,541
                                                                                      ------------
                        CORPORATE BONDS -- 27.8%
                        AEROSPACE -- 0.9%
         250,000        Raytheon Company, 6.50%, 7/15/05............................       258,750
         250,000        Raytheon Company, 7.375%, 7/15/25...........................       269,375
         250,000        Rockwell International Corporation, 6.625%, 6/1/05..........       261,250
         250,000        WMX Technologies, Inc., 6.250%, 10/15/00....................       254,375
                                                                                      ------------
                                                                                         1,043,750
                                                                                      ------------
                        AUTOMOTIVE -- 1.6%
         500,000        Ford Motor Company, 7.25%, 10/01/08.........................       549,375
         250,000        Ford Motor Company, 7.125%, 11/15/25........................       275,000
       1,000,000        General Motors Corporation, 7.10%, 3/15/06..................     1,075,000
                                                                                      ------------
                                                                                         1,899,375
                                                                                      ------------
                        BANKING -- 2.2%
         250,000        Bankers Trust Company, 6.75%, 10/3/01.......................       254,375
         250,000        Bankers Trust Company, 7.125%, 7/31/02......................       256,563
         500,000        Bankers Trust Company, 7.50%, 11/15/15......................       490,625
         250,000        Chase Manhattan Corporation, 6.50%, 1/15/09.................       260,938
         250,000        First Bank, N.A., 6.875%, 4/1/06............................       266,250

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        CORPORATE BONDS (CONTINUED)
                        BANKING (CONTINUED)
     $   250,000        NationsBank Corporation, 6.875%, 2/15/05....................  $    266,250
         500,000        NationsBank Corporation, 6.375%, 5/15/05....................       522,499
         350,000        NationsBank Corporation, 7.19%, 7/30/12.....................       367,500
                                                                                      ------------
                                                                                         2,685,000
                                                                                      ------------
                        BEVERAGES -- 0.6%
         500,000        Coca-Cola Enterprises, Inc., 6.625%, 8/1/04.................       526,875
         250,000        Coca-Cola Enterprises, Inc., 6.75%, 9/15/23.................       263,750
                                                                                      ------------
                                                                                           790,625
                                                                                      ------------
                        CHEMICALS -- 1.3%
         500,000        Air Products & Chemicals, Inc., 7.375%, 5/1/05..............       548,125
         250,000        Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       258,750
         500,000        Monsanto Company, 6.00%, 7/1/00.............................       506,875
         250,000        PPG Industries, Inc., 6.875%, 8/1/05........................       269,375
                                                                                      ------------
                                                                                         1,583,125
                                                                                      ------------
                        COMPUTER EQUIPMENT -- 0.9%
         500,000        IBM Credit Corporation, 7.00%, 11/5/07......................       531,875
         500,000        IBM Credit Corporation, 6.75%, 12/24/07.....................       505,625
                                                                                      ------------
                                                                                         1,037,500
                                                                                      ------------
                        CONSUMER NON-DURABLE -- 0.5%
         250,000        American Home Products, Inc., 7.25%, 3/1/23.................       281,250
         250,000        Kimberly-Clark Corporation, 6.875%, 2/15/14.................       274,063
                                                                                      ------------
                                                                                           555,313
                                                                                      ------------
                        DIVERSIFIED -- 0.6%
         650,000        General Electric Capital Corporation, 6.90%, 9/15/15........       704,438
                                                                                      ------------
                        FINANCIAL SERVICES -- 11.2%
         500,000        American General Corporation, 6.75%, 6/15/05................       521,875
         250,000        American General Corporation, 7.50%, 7/15/25................       275,000
         250,000        Associates Corporation of North America, 6.00%, 6/15/00.....       252,500
         500,000        Associates Corporation of North America, 6.50%, 8/15/02.....       515,000
         250,000        Bear Stearns Company, 6.25%, 12/1/00........................       252,188
         500,000        Bear Stearns Company, 6.625%, 10/1/04.......................       505,000
         250,000        Bear Stearns Company, 6.65%, 12/1/04........................       253,125
         250,000        CIT Group Holdings, 6.375%, 10/1/02.........................       255,625
         500,000        Citigroup, Inc., 6.125%, 6/15/00............................       505,625
         250,000        Citigroup, Inc., 6.625%, 9/15/05............................       260,938
         250,000        Ford Motor Credit Corporation, 6.06%, 12/27/00..............       253,438
       1,500,000        GMAC, 6.21%, 9/19/00........................................     1,518,749
         500,000        GMAC, 5.625%, 2/15/01.......................................       500,190
         500,000        GMAC, 5.375%, 9/30/02.......................................       495,000

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        CORPORATE BONDS (CONTINUED)
                        FINANCIAL SERVICES (CONTINUED)
     $   250,000        Household Finance Corporation, 6.375%, 6/30/00..............  $    252,813
         500,000        Household Finance Corporation, 6.70%, 6/15/02...............       514,375
         500,000        Household Finance Corporation, 6.875%, 3/1/07...............       524,375
         500,000        Household Finance Corporation, 7.30%, 7/30/12...............       547,499
         500,000        International Lease Finance, 6.20%, 11/6/00.................       506,250
         500,000        ITT Hartford Corporation, 7.30%, 11/01/15...................       548,749
         500,000        Merrill Lynch & Company, 7.00%, 4/27/08.....................       544,375
         250,000        Merrill Lynch & Company, 6.25%, 10/15/08....................       259,063
       1,000,000        Merrill Lynch & Company, 7.15%, 7/30/12.....................     1,036,249
         500,000        Norwest Corporation, 6.00%, 3/15/00.........................       505,625
         250,000        Norwest Corporation, 6.50%, 6/1/05..........................       267,500
         500,000        Norwest Financial, Inc., 6.375%, 9/15/02....................       516,875
         250,000        Salomon SB Holdings, Inc, 6.125%, 1/15/03...................       249,688
         500,000        Salomon SB Holdings, Inc., 7.50%, 5/1/02....................       527,500
         500,000        Salomon SB Holdings, Inc., 6.625%, 7/1/02...................       511,250
                                                                                      ------------
                                                                                        13,676,439
                                                                                      ------------
                        PHARMACEUTICALS -- 0.2%
         250,000        Eli Lilly & Company, 7.125%, 6/1/25.........................       280,000
                                                                                      ------------
                        RETAIL -- 0.8%
         250,000        J.C. Penney & Company, 6.875%, 10/15/15.....................       245,938
         250,000        Rite-Aid Corporation, 6.875%, 8/15/13.......................       255,625
         500,000        Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       529,375
                                                                                      ------------
                                                                                         1,030,938
                                                                                      ------------
                        RETAIL - GROCERY -- 0.2%
         300,000        Albertsons, Inc., 6.375%, 6/1/00............................       304,875
                                                                                      ------------
                        TELECOMMUNICATIONS -- 2.1%
         250,000        Motorola, Inc., 6.50%, 3/1/08...............................       265,938
         250,000        Northern Telecommunications, 6.875%, 9/1/23.................       252,500
         250,000        Southwestern Bell Telephone Company, 6.25%, 10/15/02........       257,500
         500,000        Southwestern Bell Telephone Company, 5.875%, 6/1/03.........       500,000
         250,000        Southwestern Bell Telephone Company, 7.20%, 10/15/26........       264,375
         250,000        U.S. West Communications, Inc., 6.375%, 10/15/02............       257,813
         500,000        U.S. West Communications, Inc., 6.375, 7/15/08..............       526,249
         250,000        U.S. West Communications, Inc., 7.50%, 6/15/23..............       270,938
                                                                                      ------------
                                                                                         2,595,313
                                                                                      ------------
                        TELEPHONE -- 1.9%
         250,000        Chesapeake Bell Telephone Virginia, 7.00%, 7/15/25..........       261,250
       1,000,000        New York Telephone Company, 6.00%, 9/1/07...................     1,007,500
         250,000        New York Telephone Company, 7.25%, 2/15/24..................       262,188

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        CORPORATE BONDS (CONTINUED)
                        TELEPHONE (CONTINUED)
     $   500,000        Southern New England Telecommunication, Inc., 7.00%,
                        8/15/05.....................................................  $    538,125
         240,000        Southern New England Telecommunication, Inc., 7.125%,
                        8/1/07......................................................       263,700
                                                                                      ------------
                                                                                         2,332,763
                                                                                      ------------
                        UTILITIES -- 2.8%
         250,000        Consolidated Edison Company of New York, Inc., 6.625%,
                        7/1/05......................................................       265,313
         250,000        Consolidated Edison Company of New York, Inc., 7.500%,
                        6/15/23.....................................................       270,937
         250,000        Duke Power Company, 6.875%, 8/1/23..........................       256,875
         225,000        Georgia Power Company, 6.625%, 4/1/03.......................       229,219
         250,000        Northern States Power Company, 7.125%, 7/1/25...............       274,999
         250,000        Pacific Gas & Electric Company, 6.25%, 3/1/04...............       258,125
         250,000        Pacific Gas & Electric Company, 7.25%, 8/1/26...............       267,499
         250,000        PacifiCorp, 6.625%, 6/1/07..................................       264,063
         250,000        Public Service Electric & Gas, 6.00%, 5/1/00................       253,125
         250,000        Southern California Edison Company, 6.50%, 6/1/01...........       257,188
         250,000        Southern California Edison Company, 6.90%, 10/1/18..........       252,813
         500,000        Virginia Electric & Power Company, 6.75%, 2/1/07............       525,624
                                                                                      ------------
                                                                                         3,375,780
                                                                                      ------------
                        TOTAL CORPORATE BONDS (Cost $32,306,009)....................    33,895,234
                                                                                      ------------
                        U.S. GOVERNMENT AGENCY MORTGAGES -- 37.8%
                        FEDERAL HOME LOAN BANK -- 7.4%
       5,000,000        Federal Home Loan Bank, 5.62%, 8/10/00......................     5,059,750
       3,000,000        Federal Home Loan Bank, 4.82%, 10/22/01.....................     2,985,930
       1,000,000        Federal Home Loan Bank, 4.96%, 10/07/05.....................       987,380
                                                                                      ------------
                                                                                         9,033,060
                                                                                      ------------
                        FEDERAL HOME LOAN MORTGAGE CORP. -- 1.7%
       1,000,000        Federal Home Loan Mortgage Corporation, 6.97%, 10/3/05......     1,029,500
       1,000,000        Federal Home Loan Mortgage Corporation, 7.405%, 4/19/06.....     1,051,950
                                                                                      ------------
                                                                                         2,081,450
                                                                                      ------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 26.1%
       2,000,000        Federal National Mortgage Association, 5.55%, 1/17/01.......     2,026,640
       1,000,000        Federal National Mortgage Association, 7.00%, 5/10/01.......     1,008,900
       6,000,000        Federal National Mortgage Association, 4.625%, 10/15/01.....     5,965,439
       2,000,000        Federal National Mortgage Association, 7.08%, 5/6/02........     2,017,140
       2,000,000        Federal National Mortgage Association, 6.23%, 7/18/02.......     2,082,500
       1,250,000        Federal National Mortgage Association, 6.06%, 1/13/03.......     1,260,075
       1,000,000        Federal National Mortgage Association, 5.75%, 2/20/03.......     1,016,320
       1,000,000        Federal National Mortgage Association, 6.05%, 4/17/03.......     1,010,950
         500,000        Federal National Mortgage Association, 6.31%, 5/5/03........       507,095
       1,000,000        Federal National Mortgage Association, 6.01%, 7/17/03.......     1,008,220
       1,000,000        Federal National Mortgage Association, 7.30%, 5/13/04.......     1,006,440

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

       SHARES
         OR
      PRINCIPAL                                                                          MARKET
       AMOUNT                               SECURITY DESCRIPTION                         VALUE
      ---------                             --------------------                         ------
                        U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
     $ 3,000,000        Federal National Mortgage Association, 6.30%, 12/20/04......  $  3,063,330
       2,000,000        Federal National Mortgage Association, 6.49%, 1/19/06.......     2,043,600
       1,000,000        Federal National Mortgage Association, 7.32%, 5/3/06........     1,050,390
       1,000,000        Federal National Mortgage Association, 7.19%, 11/6/06.......     1,055,060
       1,000,000        Federal National Mortgage Association, 7.33%, 4/2/07........     1,067,830
       2,000,000        Federal National Mortgage Association, 7.00%, 7/17/07.......     2,049,680
       1,000,000        Federal National Mortgage Association, 6.17%, 1/15/08.......     1,023,960
       1,000,000        Federal National Mortgage Association, 6.16%, 1/23/08.......     1,031,910
         500,000        Federal National Mortgage Association, 6.51%, 5/6/08........       520,525
                                                                                      ------------
                                                                                        31,816,004
                                                                                      ------------
                        U.S. GOVERNMENT AGENCY -- 2.6%
       1,000,000        Tennessee Valley Authority, 5.28%, 9/14/01..................     1,008,750
       2,000,000        Tennessee Valley Authority, 6.375%, 6/15/05.................     2,120,000
                                                                                      ------------
                                                                                         3,128,750
                                                                                      ------------
                        TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $45,182,145)...    46,059,264
                                                                                      ------------
                        MONEY MARKET MUTUAL FUNDS -- 0.0%
          29,560        AIM Treasury Money Market...................................        29,560
                                                                                      ------------
                        TOTAL MONEY MARKET MUTUAL FUNDS (Cost $29,560)..............        29,560
                                                                                      ------------
                        TOTAL INVESTMENTS (Cost $114,042,791)(a) -- 99.0%...........   120,772,883
                        OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%...............     1,248,788
                                                                                      ------------
                        TOTAL NET ASSETS -- 100.0%..................................  $122,021,671
                                                                                      ============

---------------
(a) At November 30, 1998, the aggregate cost of investment securities for federal income tax purposes differs from the value of net unrealized appreciation of securities as follows:

            Unrealized appreciation.............................  $6,808,844
            Unrealized depreciation.............................     (78,752)
                                                                  ----------
            Net unrealized appreciation.........................  $6,730,092
                                                                  ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 1998
(Unaudited)

                                                                          MARKET
SHARES                       SECURITY DESCRIPTION                         VALUE
------                       --------------------                         ------
         COMMON STOCKS -- 99.9%
         AEROSPACE/DEFENSE -- 1.3%
 30,000  Boeing Company..............................................  $  1,218,750
 13,000  Lockheed Martin Corporation.................................     1,348,750
 27,000  Raytheon Company, Class B...................................     1,495,125
                                                                       ------------
                                                                          4,062,625
                                                                       ------------
         AUTOMOTIVE -- 2.2%
 21,822  DaimlerChrysler Ag(b).......................................     2,000,850
 50,000  Ford Motor Company..........................................     2,762,500
 32,000  General Motors Corporation..................................     2,240,000
                                                                       ------------
                                                                          7,003,350
                                                                       ------------
         BANKING -- 3.1%
 68,000  Bank of New York Company, Inc. .............................     2,329,000
 36,000  BankBoston Corporation......................................     1,498,500
 38,000  Chase Manhattan Corporation.................................     2,410,625
 30,000  SunTrust Banks, Inc. .......................................     2,094,375
 50,000  Wells Fargo & Company.......................................     1,800,000
                                                                       ------------
                                                                         10,132,500
                                                                       ------------
         BEVERAGES -- 3.7%
 31,000  Anheuser Busch Companies, Inc. .............................     1,879,375
106,000  Coca-Cola Company...........................................     7,426,625
 71,000  PepsiCo, Inc. ..............................................     2,746,813
                                                                       ------------
                                                                         12,052,813
                                                                       ------------
         BUSINESS EQUIPMENT & SERVICES -- 0.6%
 17,000  FDX Corporation(b)..........................................     1,102,875
 25,000  Ryder System, Inc. .........................................       714,063
                                                                       ------------
                                                                          1,816,938
                                                                       ------------
         CAPITAL GOODS -- 1.6%
 30,000  Black & Decker Corporation..................................     1,625,625
 30,000  Illinois Tool Works, Inc. ..................................     1,906,875
 44,000  Sherwin-Williams Company....................................     1,248,500
 20,000  Timken Company..............................................       385,000
                                                                       ------------
                                                                          5,166,000
                                                                       ------------
         CHEMICALS -- 0.8%
 10,000  Dow Chemical Company........................................       973,750
 18,000  Praxair, Inc. ..............................................       687,375
 23,000  Union Carbide Corporation...................................     1,029,250
                                                                       ------------
                                                                          2,690,375
                                                                       ------------
         COMPUTER EQUIPMENT -- 2.6%
 21,000  Computer Associates International, Inc. ....................       929,250
 69,000  Intel Corporation...........................................     7,426,125
                                                                       ------------
                                                                          8,355,375
                                                                       ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

                                                                          MARKET
SHARES                       SECURITY DESCRIPTION                         VALUE
------                       --------------------                         ------
         COMMON STOCKS (CONTINUED)
         COMPUTER SOFTWARE -- 5.7%
 21,000  Adobe Systems, Inc. ........................................  $    939,750
 69,000  Cisco Systems, Inc. .(b)....................................     5,200,875
100,000  Microsoft Corporation(b)....................................    12,200,000
                                                                       ------------
                                                                         18,340,625
                                                                       ------------
         COMPUTERS -- 4.9%
 66,000  Compaq Computer Corporation.................................     2,145,000
 60,000  Dell Computer Corporation(b)................................     3,648,750
 44,000  Hewlett Packard Company.....................................     2,761,000
 45,000  International Business Machines Corporation.................     7,425,000
                                                                       ------------
                                                                         15,979,750
                                                                       ------------
         CONSUMER DURABLES -- 0.4%
 14,000  Dana Corporation............................................       546,000
 14,000  Maytag Corporation..........................................       757,750
                                                                       ------------
                                                                          1,303,750
                                                                       ------------
         CONSUMER NON-DURABLE -- 4.9%
 28,000  Colgate-Palmolive Company...................................     2,397,500
 33,000  ConAgra, Inc. ..............................................     1,037,438
 62,000  Gillette Company............................................     2,848,125
 36,000  Kimberly-Clark Corporation..................................     1,894,500
 20,000  Premark International, Inc. ................................       671,250
 54,000  Procter & Gamble Company....................................     4,731,750
 25,000  Wrigley (WM.) Jr. Company...................................     2,203,125
                                                                       ------------
                                                                         15,783,688
                                                                       ------------
         CONSUMER SERVICES -- 1.5%
 18,000  Dow Jones & Company, Inc. ..................................       860,625
 45,000  Mattel, Inc. ...............................................     1,555,313
 60,000  Meredith Corporation........................................     2,328,750
                                                                       ------------
                                                                          4,744,688
                                                                       ------------
         ELECTRONICS -- 0.5%
 24,000  National Service Industries, Inc. ..........................       927,000
 12,000  Tandy Corporation...........................................       540,750
                                                                       ------------
                                                                          1,467,750
                                                                       ------------
         ENERGY -- 6.8%
 46,000  Amoco Corporation...........................................     2,711,125
 31,000  Chevron Corporation.........................................     2,592,375
104,000  Exxon Corporation...........................................     7,806,499
 38,000  Halliburton Company.........................................     1,116,250
 40,000  Mobil Corporation...........................................     3,447,500
 91,000  Royal Dutch Petroleum -- New York Shares ADR................     4,277,000
                                                                       ------------
                                                                         21,950,749
                                                                       ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

                                                                          MARKET
SHARES                       SECURITY DESCRIPTION                         VALUE
------                       --------------------                         ------
         COMMON STOCKS (CONTINUED)
         ENTERTAINMENT -- 1.3%
 36,000  King World Productions, Inc.(b).............................  $    981,000
102,000  The Walt Disney Company.....................................     3,283,125
                                                                       ------------
                                                                          4,264,125
                                                                       ------------
         FINANCIAL SERVICES -- 8.8%
 31,000  American Express Company....................................     3,101,938
 12,842  Associates First Capital....................................     1,000,071
 78,474  BankAmerica Corporation.....................................     5,115,523
111,000  Citigroup, Inc. ............................................     5,570,812
 54,000  Federal Home Loan Mortgage Corporation......................     3,267,000
 56,000  Federal National Mortgage Association.......................     4,074,000
 25,000  Merrill Lynch...............................................     1,875,000
 39,000  Morgan Stanley Dean Witter & Company........................     2,720,250
 23,000  SunAmerica, Inc. ...........................................     1,822,750
                                                                       ------------
                                                                         28,547,344
                                                                       ------------
         FOOD -- 1.2%
 20,000  Hershey Foods Corporation...................................     1,345,000
 32,000  Unilever NV. -- New York Shares ADR.........................     2,474,000
                                                                       ------------
                                                                          3,819,000
                                                                       ------------
         FUNERAL SERVICES -- 0.2%
 17,000  Service Corporation International...........................       635,375
                                                                       ------------
         HEALTH CARE -- 11.9%
 68,000  Abbott Laboratories.........................................     3,264,000
 51,000  American Home Products Corporation..........................     2,715,750
 21,000  Baxter International, Inc. .................................     1,334,813
 41,000  Bristol-Myers Squibb Company................................     5,025,063
 11,000  HCR Manor Care, Inc.(b).....................................       349,250
 56,000  Johnson & Johnson, Inc. ....................................     4,550,000
 49,000  Merck & Company, Inc. ......................................     7,588,874
 84,000  Schering-Plough Corporation.................................     8,935,499
 66,000  Warner Lambert Company......................................     4,983,000
                                                                       ------------
                                                                         38,746,249
                                                                       ------------
         INSURANCE -- 2.5%
 58,000  Allstate Corporation........................................     2,363,500
 51,000  American International Group, Inc. .........................     4,794,000
  8,000  MBIA, Inc. .................................................       518,000
 12,000  MGIC Investment Corporation.................................       527,250
                                                                       ------------
                                                                          8,202,750
                                                                       ------------
         MACHINERY & EQUIPMENT -- 0.3%
 20,000  Caterpillar, Inc. ..........................................       988,750
                                                                       ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

                                                                          MARKET
SHARES                       SECURITY DESCRIPTION                         VALUE
------                       --------------------                         ------
         COMMON STOCKS (CONTINUED)
         MULTI INDUSTRY -- 5.6%
 30,000  Allied-Signal, Inc. ........................................  $  1,320,000
134,000  General Electric Company....................................    12,127,000
 12,000  Lowes Corporation...........................................     1,200,000
 38,000  Textron, Inc. ..............................................     2,952,125
 29,000  Whitman Corporation.........................................       656,125
                                                                       ------------
                                                                         18,255,250
                                                                       ------------
         OIL/GAS -- 0.6%
 30,000  Helmerich & Payne, Inc. ....................................       517,500
 58,648  Sempra Energy...............................................     1,469,866
                                                                       ------------
                                                                          1,987,366
                                                                       ------------
         PHARMACEUTICALS -- 3.0%
 47,000  Eli Lilly & Company.........................................     4,215,313
 49,000  Pfizer, Inc. ...............................................     5,469,625
                                                                       ------------
                                                                          9,684,938
                                                                       ------------
         PUBLISHING & PRINTING -- 0.1%
 14,000  New York Times Company, Class A.............................       434,875
                                                                       ------------
         RAILROADS -- 0.4%
 39,000  Norfolk Southern Corporation................................     1,184,625
                                                                       ------------
         RAW MATERIALS -- 2.0%
 14,000  Aluminum Company of America.................................     1,037,750
 22,000  Avery-Dennison Corporation..................................     1,054,625
 46,000  du Pont (E.I.) De Nemours and Company.......................     2,702,500
 34,000  Ecolab, Inc. ...............................................     1,051,875
 17,000  Hercules, Inc. .............................................       558,875
                                                                       ------------
                                                                          6,405,625
                                                                       ------------
         RETAIL -- 6.4%
 23,000  Circuit City Stores, Inc. ..................................       832,313
 40,500  Gap, Inc. ..................................................     2,979,281
 20,000  J.C. Penney Company.........................................     1,100,000
 30,000  McDonalds Corporation.......................................     2,101,875
 20,000  Sears, Roebuck & Company....................................       948,750
 98,000  Wal-Mart Stores, Inc. ......................................     7,380,625
 98,000  Walgreen Company............................................     5,261,375
                                                                       ------------
                                                                         20,604,219
                                                                       ------------
         SHELTER -- 0.4%
 18,000  Armstrong World Industries, Inc. ...........................     1,199,250
                                                                       ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

                                                                          MARKET
SHARES                       SECURITY DESCRIPTION                         VALUE
------                       --------------------                         ------
         COMMON STOCKS (CONTINUED)
         TECHNOLOGY -- 1.7%
 19,000  Ceridian Corporation(b).....................................  $  1,236,188
 50,000  Loral Space & Communications, Ltd.(b).......................       918,750
 29,000  Northrop Grumman Corporation................................     2,356,249
 19,000  Rockwell International Corporation..........................       929,813
                                                                       ------------
                                                                          5,441,000
                                                                       ------------
         TELECOMMUNICATIONS -- 8.8%
 52,000  Ameritech Corporation.......................................     2,814,500
 65,000  AT&T Corporation............................................     4,050,312
 58,000  Bell Atlantic Corporation...................................     3,226,250
 42,000  BellSouth Corporation.......................................     3,664,500
 42,000  GTE Corporation.............................................     2,604,000
 47,000  Lucent Technologies, Inc. ..................................     4,044,937
 20,000  MCI WorldCom, Inc.(b).......................................     1,180,000
 27,000  Motorola, Inc. .............................................     1,674,000
 75,000  SBC Communications, Inc. ...................................     3,595,313
 28,000  Sprint Corporation..........................................     2,037,000
                                                                       ------------
                                                                         28,890,812
                                                                       ------------
         TEXTILES AND APPAREL -- 0.2%
 10,000  VF Corporation..............................................       490,625
                                                                       ------------
         TRANSPORTATION & SHIPPING -- 0.4%
 36,000  Burlington Northern Santa Fe Corporation....................     1,224,000
                                                                       ------------
         UTILITIES -- 1.0%
 50,000  Entergy Corporation.........................................     1,465,625
 52,000  FirstEnergy Corporation.....................................     1,608,750
                                                                       ------------
                                                                          3,074,375
                                                                       ------------
         UTILITIES -- ELECTRIC -- 2.5%
 50,000  Consolidated Edison Company of New York, Inc. ..............     2,540,625
 58,000  Detroit Edison Company......................................     2,530,250
100,000  Southern Company............................................     2,950,000
                                                                       ------------
                                                                          8,020,875
                                                                       ------------
         TOTAL COMMON STOCKS (Cost $150,790,938).....................   322,952,404
                                                                       ------------
         TOTAL INVESTMENTS (Cost $150,790,938)(a) -- 99.9%...........   322,952,404
         OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)................       206,803
                                                                       ------------
         TOTAL NET ASSETS -- 100.0%..................................  $323,159,207
                                                                       ============

---------------
(a) At November 30, 1998, the aggregate cost of investment securities for federal income tax purposes differs from the value of net unrealized appreciation of securities as follows:

            Unrealized appreciation...........................  $173,041,895
            Unrealized depreciation...........................      (880,429)
                                                                ------------
            Net unrealized appreciation.......................  $172,161,466
                                                                ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 1998
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                            VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS -- 95.6%
              BUSINESS EQUIPMENT & SERVICES -- 9.3%
    165,000   Comdisco, Inc. .............................................    $   3,011,250
     90,000   Herman Miller, Inc. ........................................        1,912,500
     22,600   Jacobs Engineering Group, Inc.(b)...........................          851,738
     65,000   Office Depot, Inc.(b).......................................        2,112,500
     50,000   Pittston Brink's Group......................................        1,500,000
     54,200   Reynolds & Reynolds Company.................................        1,144,975
    110,000   Staples, Inc.(b)............................................        3,843,124
     68,300   Viad Corporation............................................        1,592,244
                                                                              -------------
                                                                                 15,968,331
                                                                              -------------
              CAPITAL GOODS -- 4.4%
     24,000   HARSCO Corporation..........................................          777,000
     29,000   Kennametal, Inc. ...........................................          618,063
     24,000   Precision Castparts Corporation.............................        1,060,500
     15,000   Southdown, Inc. ............................................          873,750
     50,000   Sundstrand Corporation......................................        2,700,000
     40,000   Trinity Industries..........................................        1,547,500
                                                                              -------------
                                                                                  7,576,813
                                                                              -------------
              CONSUMER DURABLES -- 4.6%
     30,000   Carlisle Companies, Inc. ...................................        1,329,375
     35,200   Danaher Corporation.........................................        1,606,000
     72,000   Harley-Davidson, Inc. ......................................        3,010,500
     56,000   Kaydon Corporation..........................................        1,977,500
                                                                              -------------
                                                                                  7,923,375
                                                                              -------------
              CONSUMER NON-DURABLE -- 5.2%
     92,700   Coca-Cola Enterprises, Inc. ................................        3,505,218
     48,000   Interstate Bakeries Corporation.............................        1,260,000
     92,000   Jones Apparel Group, Inc.(b)................................        2,133,250
     56,299   Lancaster Colony Corporation................................        1,548,223
     28,700   Unifi, Inc. ................................................          552,475
                                                                              -------------
                                                                                  8,999,166
                                                                              -------------
              CONSUMER SERVICES  2.6%
     28,500   Banta Corporation...........................................          758,813
     40,000   Belo (A.H.) Corporation-Common Series A.....................          755,000
     83,000   International Game Technologies.............................        1,914,187
      2,000   Washington Post Company.....................................        1,064,375
                                                                              -------------
                                                                                  4,492,375
                                                                              -------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                            VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              ENERGY -- 3.2%
     26,000   BJ Services Company(b)......................................    $     359,125
     78,000   ENSCO International, Inc. ..................................          745,875
     40,000   Smith International, Inc.(b)................................          965,000
     45,000   Tidewater, Inc..............................................        1,037,813
     48,600   Tosco Corporation...........................................        1,269,675
     47,000   Valero Energy...............................................          987,000
     22,000   Varco International, Inc.(b)................................          149,875
                                                                              -------------
                                                                                  5,514,363
                                                                              -------------
              FINANCIAL SERVICES -- 15.3%
     82,400   AFLAC, Inc..................................................        3,038,500
     10,000   Ambac Financial Group, Inc. ................................          610,000
     26,000   Charter One Financial, Inc. ................................          771,875
     77,000   City National Corporation...................................        2,877,875
     37,800   Crestar Financial Corporation...............................        2,508,975
     84,000   Edwards (A.G.), Inc.........................................        3,097,500
    117,450   First Security Corporation..................................        2,363,681
     25,000   First Tennessee National Corporation........................          837,500
     15,000   Old Kent Financial Corporation..............................          645,000
     38,000   Old Republic International Corporation......................          809,875
     85,500   Paine Webber Group, Inc. ...................................        3,494,812
     23,000   Price (T. Rowe) Associates..................................          822,250
     19,000   ReliaStar Financial Corporation.............................          893,000
     20,000   Robert Half International, Inc.(b)..........................          940,000
     52,500   SouthTrust Corporation......................................        1,929,375
     16,000   Zions Bancorporation........................................          808,000
                                                                              -------------
                                                                                 26,448,218
                                                                              -------------
              HEALTH CARE -- 8.6%
     30,000   Beckman Coulter, Inc. ......................................        1,447,500
     60,000   First Health Group Corporation(b)...........................          956,250
     32,000   Hillenbrand Industry, Inc. .................................        1,818,000
     19,000   McKesson Corporation........................................        1,352,563
     70,000   Mylan Laboratories, Inc. ...................................        2,323,125
     62,000   Stryker Corporation(b)......................................        2,619,500
     80,000   Watson Pharmaceutical, Inc.(b)..............................        4,310,000
                                                                              -------------
                                                                                 14,826,938
                                                                              -------------
              RAW MATERIALS -- 3.3%
     45,000   Cleveland Cliffs, Inc. .....................................        1,712,813
     23,000   Vulcan Materials Company....................................        2,883,624
     86,100   Wellman, Inc. ..............................................        1,043,963
                                                                              -------------
                                                                                  5,640,400
                                                                              -------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                            VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 6.2%
     55,000   BJ's Wholesale Club, Inc.(b)................................    $   2,120,938
    118,000   Claire's Stores, Inc. ......................................        2,006,000
     34,800   Hannaford Brothers Company..................................        1,626,900
     52,500   Outback Steakhouse(b).......................................        1,863,750
     25,000   Ross Stores, Inc. ..........................................          909,375
     49,000   Tiffany & Company...........................................        2,140,687
                                                                              -------------
                                                                                 10,667,650
                                                                              -------------
              SHELTER -- 2.6%
    119,375   Clayton Homes, Inc. ........................................        1,850,313
    102,000   Leggett & Platt, Inc. ......................................        2,314,125
     10,000   Pentair, Inc. ..............................................          376,875
                                                                              -------------
                                                                                  4,541,313
                                                                              -------------
              TECHNOLOGY -- 13.6%
     25,000   ADC Telecommunications, Inc.(b).............................          746,875
     90,000   American Power Conversion Corporation(b)....................        3,723,749
     20,000   AMETEK, Inc. ...............................................          415,000
     30,000   Avnet, Inc. ................................................        1,745,625
     76,500   Cadence Design Systems, Inc.(b).............................        2,151,563
     36,000   Compuware Corporation(b)....................................        2,241,000
     50,000   Cordant Technologies, Inc. .................................        2,009,375
     14,000   Lexmark International Group, Inc.(b)........................        1,069,250
     13,000   Linear Technology Corporation...............................          910,813
     13,000   Litton Industries, Inc.(b)..................................          795,438
     25,000   Network Associates, Inc.(b).................................        1,271,875
    120,000   Quantum Corporation(b)......................................        2,654,999
     23,000   Solectron Corporation(b)....................................        1,522,313
     24,000   Storage Technology Corporation(b)...........................          840,000
     32,000   Varian Associates, Inc. ....................................        1,266,000
                                                                              -------------
                                                                                 23,363,875
                                                                              -------------
              TRANSPORTATION & SHIPPING -- 2.4%
     36,000   Airborne Freight Corporation................................          960,750
     18,000   Alaska Air Group, Inc.(b)...................................          673,875
     44,000   ASA Holdings, Inc. .........................................        1,493,250
     22,000   Kansas City Southern Industries.............................          939,125
                                                                              -------------
                                                                                  4,067,000
                                                                              -------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

  SHARES
    OR
 PRINCIPAL                                                                       MARKET
  AMOUNT                          SECURITY DESCRIPTION                            VALUE
 ---------                        --------------------                           ------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 14.3%
     17,000   Alliant Communications, Inc. Class A........................    $     484,500
     63,000   Century Telephone Enterprises...............................        3,590,999
     27,000   Cincinnati Bell, Inc. ......................................          850,500
     38,700   Cleco Corporation...........................................        1,323,056
     38,000   CMS Energy Corporation......................................        1,852,500
     61,000   Conectiv, Inc. .............................................        1,403,000
     61,000   Energy East Corporation.....................................        3,236,813
     60,000   Illinova Corporation........................................        1,623,750
     34,000   MCN Corporation.............................................          643,875
     34,000   New England Electric System.................................        1,419,500
     64,000   NIPSCO Industries, Inc. ....................................        1,876,000
     50,000   Oklahoma Gas & Electric Company.............................        1,396,875
     46,000   Pinnacle West Capital.......................................        2,095,875
     67,000   Public Service Company of New Mexico........................        1,302,313
     45,000   SCANA Corporation...........................................        1,468,125
                                                                              -------------
                                                                                 24,567,681
                                                                              -------------
              TOTAL COMMON STOCKS (Cost $122,438,709).....................      164,597,498
                                                                              -------------
              MONEY MARKET MUTUAL FUNDS -- 2.1%
  3,533,686   AIM Treasury Money Market...................................        3,533,686
                                                                              -------------
              TOTAL MONEY MARKET MUTUAL FUNDS (Cost $3,533,686)...........        3,533,686
                                                                              -------------
              U.S. TREASURY BILLS -- 2.3%
  4,000,000   U.S. Treasury Bills, 1/21/99................................        3,974,880
                                                                              -------------
              TOTAL U.S. TREASURY BILLS (Cost $3,977,277).................        3,974,880
                                                                              -------------
              TOTAL INVESTMENTS (Cost $129,949,672) (a) - 100.0%..........      172,106,064
              Other assets in excess of liabilities - 0.0%................           83,948
                                                                              -------------
              TOTAL NET ASSETS -- 100.0%..................................    $ 172,190,012
                                                                              =============

---------------
(a) At November 30, 1998, the aggregate cost of investment securities for federal income tax purposes differs from the value of net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $ 53,053,977
            Unrealized depreciation............................   (10,897,585)
                                                                 ------------
            Net unrealized appreciation........................  $ 42,156,392
                                                                 ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 1998
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                   MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                        ------
            COMMON STOCKS -- 95.1%
            BUSINESS EQUIPMENT & SERVICES -- 10.1%
   41,200   ADVO, Inc.(b)...............................................  $ 1,066,050
   15,000   Catalina Marketing Corporation(b)...........................      873,750
   30,000   Computer Task Group, Inc. ..................................      810,000
    3,000   Kronos, Inc.(b).............................................      129,750
   10,000   National Computer Systems, Inc. ............................      328,750
   10,000   National Data Corporation...................................      373,750
   15,000   New England Business Services, Inc. ........................      480,000
   55,000   Paxar Corporation(b)........................................      577,500
   15,000   Stone & Webster, Inc. ......................................      510,000
   35,000   Zebra Technologies, Class A(b)..............................    1,174,687
                                                                          -----------
                                                                            6,324,237
                                                                          -----------
            CAPITAL GOODS -- 7.4%
   20,000   Applied Power, Inc. ........................................      712,500
   13,000   Lone Star Industries Corporation............................      983,938
   35,000   Manitowoc Company, Inc. ....................................    1,391,249
    2,835   NSC Corporation.............................................        1,860
   20,000   Regal-Beloit Corporation....................................      500,000
   10,000   Robbins & Myers, Inc. ......................................      200,000
   25,000   Texas Industries, Inc. .....................................      723,438
    4,000   TJ International, Inc. .....................................       94,500
                                                                          -----------
                                                                            4,607,485
                                                                          -----------
            CONSUMER DURABLES -- 2.2%
   22,500   A.O. Smith Corporation......................................      559,688
   28,000   Intermet Corporation........................................      383,250
    5,000   Standard Products Company...................................       93,125
   50,000   TBC Corporation(b)..........................................      350,000
                                                                          -----------
                                                                            1,386,063
                                                                          -----------
            CONSUMER NON-DURABLE -- 8.3%
   20,000   BMC Industries, Inc. .......................................      123,750
    5,000   Canandaigua Brands, Inc., Class A(b)........................      248,750
   25,000   Fleming Company.............................................      251,563
   25,000   Kellwood Company............................................      675,000
   15,000   Natures Sunshine............................................      234,375
   36,000   Nautica Enterprises, Inc.(b)................................      708,749
   20,000   Pillowtex Corporation.......................................      675,000
   28,000   Russ Berrie & Company, Inc. ................................      633,500
   15,000   Smithfield Foods, Inc.(b)...................................      396,563

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                   MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                        ------
            COMMON STOCKS (CONTINUED)
            CONSUMER NON-DURABLE (CONTINUED)
   25,000   St. John Knits, Inc. .......................................  $   500,000
    5,000   Timberland Company, Class A.................................      204,688
   40,000   Wolverine World Wide, Inc. .................................      545,000
                                                                          -----------
                                                                            5,196,938
                                                                          -----------
            CONSUMER SERVICES -- 2.6%
   18,750   Marcus Corporation..........................................      283,594
   45,000   Merrill Corporation.........................................      765,000
   20,000   Prime Hospitality Corporation(b)............................      175,000
   10,000   Valassis Communications, Inc.(b)............................      428,750
                                                                          -----------
                                                                            1,652,344
                                                                          -----------
            ENERGY -- 2.9%
   30,000   Input/Output, Inc.(b).......................................      245,625
   31,000   Oceaneering International, Inc.(b)..........................      385,562
   25,000   Offshore Logistics(b).......................................      310,938
   10,000   Pool Energy Services Company(b).............................      112,500
   26,000   Seitel, Inc.(b).............................................      347,750
   12,000   Tuboscope, Inc.(b)..........................................       99,750
   30,000   Vintage Petroleum, Inc. ....................................      309,375
                                                                          -----------
                                                                            1,811,500
                                                                          -----------
            FINANCIAL SERVICES -- 16.0%
    5,000   American Bankers Insurance Group, Inc. .....................      226,875
   70,000   AMRESCO, Inc.(b)............................................      511,875
   13,000   Arthur J. Gallagher & Company...............................      602,875
   50,000   Capital Re Corporation......................................      987,500
   28,000   CMAC Investment Corporation.................................    1,350,999
   40,000   Enhance Financial Services Corporation......................    1,175,000
   35,000   Fidelity National Financial.................................    1,148,438
   25,000   First American Financial Corporation........................      765,625
   25,000   Fremont General Corporation.................................    1,259,375
   60,000   Frontier Insurance Group, Inc. .............................      851,250
   30,000   Orion Capital Corporation...................................    1,083,750
                                                                          -----------
                                                                            9,963,562
                                                                          -----------
            HEALTH CARE -- 10.8%
   40,000   ADAC Laboratories(b)........................................    1,040,000
   45,000   Alpharma, Inc. .............................................    1,619,999
    2,000   Diagnostic Products Corporation.............................       51,750
   45,000   Integrated Health Services..................................      503,438
   40,000   Orthodontic Centers Of America, Inc.(b).....................      765,000
   25,000   Patterson Dental Company(b).................................    1,040,625
   40,000   Safeskin Corporation(b).....................................      760,000

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                   MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                        ------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (CONTINUED)
   30,000   Sola International, Inc.(b).................................  $   476,250
   10,000   Universal Health Services(b)................................      536,250
                                                                          -----------
                                                                            6,793,312
                                                                          -----------
            RAW MATERIALS -- 3.6%
   12,000   Cambrex Corporation.........................................      336,000
   10,000   Chemed Corporation..........................................      338,750
    6,000   Macdermid, Inc. ............................................      221,250
   30,000   Mueller Industries, Inc.(b).................................      684,375
   40,000   Quaker Chemical Corporation.................................      687,500
                                                                          -----------
                                                                            2,267,875
                                                                          -----------
            RETAIL -- 7.6%
   10,000   Cash America International..................................      168,750
   45,000   Cato Corporation............................................      610,313
   30,000   CKE Restaurants, Inc. ......................................      733,125
   30,000   Dress Barn, Inc.(b).........................................      442,500
   52,000   Foodmaker, Inc.(b)..........................................    1,007,500
   35,000   Landry's Seafood Restaurants, Inc.(b).......................      284,375
   22,500   Men's Wearhouse(b)..........................................      569,531
   30,000   Pier 1 Imports, Inc. .......................................      322,500
   20,000   Shopko Stores, Inc.(b)......................................      645,000
                                                                          -----------
                                                                            4,783,594
                                                                          -----------
            SHELTER -- 3.0%
   30,000   D. R. Horton, Inc. .........................................      566,250
    7,500   Ethan Allen Interiors, Inc. ................................      296,250
   35,000   MDC Holdings, Inc. .........................................      643,125
    9,000   Oakwood Homes Corporation...................................      134,438
    8,000   Ryland Group, Inc. .........................................      212,500
                                                                          -----------
                                                                            1,852,563
                                                                          -----------
            TECHNOLOGY -- 13.0%
   10,000   Alliant Techsystems, Inc.(b)................................      761,875
   45,000   BE Aerospace, Inc.(b).......................................    1,068,750
   35,000   Benchmark Electronics, Inc.(b)..............................      875,000
   20,000   Cube Microsystems, Inc.(b)..................................      523,750
   15,000   Dialogic Corporation(b).....................................      337,500
   10,000   Integrated Circuit System(b)................................      143,750
   25,000   Kulicke & Soffa Industries(b)...............................      426,563
   35,000   Microage, Inc.(b)...........................................      612,500
   25,000   Novellus Systems(b).........................................    1,240,625
   50,000   Plexus Corporation(b).......................................    1,499,999

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 1998
(Unaudited)

 SHARES
   OR
PRINCIPAL                                                                   MARKET
 AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                       --------------------                        ------
            COMMON STOCKS (CONTINUED)
            TECHNOLOGY (CONTINUED)
    6,000   Progress Software Corporation(b)............................  $   152,250
   30,000   Unitrode Corporation(b).....................................      508,125
                                                                          -----------
                                                                            8,150,687
                                                                          -----------
            TRANSPORTATION & SHIPPING -- 3.1%
   35,000   Arkansas Best Corporation(b)................................      205,625
   31,000   Comair Holdings, Inc. ......................................      949,375
   12,500   M.S. Carriers, Inc.(b)......................................      306,250
   17,000   U.S. Freightways Corporation................................      456,875
                                                                          -----------
                                                                            1,918,125
                                                                          -----------
            UTILITIES -- 4.5%
   11,000   Central Hudson Gas and Electric Corporation.................      444,813
   13,000   Commonwealth Energy Systems Company.........................      500,500
    5,400   Connecticut Energy Corporation..............................      150,863
   15,000   Eastern Utilities Association...............................      370,313
    9,000   Orange & Rockland Utilities.................................      506,249
   11,500   Piedmont Natural Gas Company, Inc. .........................      402,500
   12,500   TNP Enterprises, Inc. ......................................      475,000
                                                                          -----------
                                                                            2,850,238
                                                                          -----------
            TOTAL COMMON STOCKS (Cost $66,503,479)......................   59,558,523
                                                                          -----------
            MONEY MARKET MUTUAL FUNDS -- 5.3%
1,332,926   AIM Treasury Money Market...................................    1,332,926
2,000,000   Dreyfus Treasury Cash Management............................    2,000,000
                                                                          -----------
            TOTAL MONEY MARKET MUTUAL FUNDS (Cost $3,332,926)...........    3,332,926
                                                                          -----------
            TOTAL INVESTMENTS (Cost $69,836,405)(a) -- 100.4%...........   62,891,449
                                                                          -----------
            LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.4%...............     (237,247)
                                                                          -----------
            TOTAL NET ASSETS -- 100.0%..................................  $62,654,202
                                                                          ===========

---------------
(a) At November 30, 1998, the aggregate cost of investment securities for federal income tax purposes differs from the value of net unrealized depreciation of securities as follows:

            Unrealized appreciation...........................  $  5,368,610
            Unrealized depreciation...........................   (12,313,566)
                                                                ------------
            Net unrealized depreciation.......................  $ (6,944,956)
                                                                ============

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (unaudited)
November 30, 1998

                                                              MONEY         SHORT TERM      INTERMEDIATE
                                                              MARKET        GOVERNMENT     TERM GOVERNMENT
                                                               FUND        INCOME FUND       INCOME FUND
                                                           ------------    ------------    ---------------
ASSETS:
  Investments in securities, at value (cost $454,811,421,
    $123,405,615 and $114,042,791, respectively).........  $454,811,421    $124,232,023     $120,772,883
  Repurchase agreements, at value........................    38,600,000              --               --
  Dividends and interest receivable......................       821,389         808,444        1,752,760
  Receivable for Fund shares sold........................           986          70,022           54,738
                                                           ------------    ------------     ------------
    Total Assets.........................................   494,233,796     125,110,489      122,580,381
                                                           ------------    ------------     ------------
LIABILITIES:
  Dividends payable......................................     1,970,953         516,220          493,697
  Payable for Fund shares redeemed.......................        10,462          63,103            5,105
  Payable for securities purchased.......................            --         998,880               --
  Advisory fees payable..................................        60,576          40,496           43,414
  Administrative services fees payable...................         6,549           3,546            3,423
  Distribution fees payable (Classes A/B)................        20,009           1,214            1,313
  Custodian fees payable.................................        16,154           4,050            3,859
  Other accrued expenses.................................        24,450          24,898            7,899
                                                           ------------    ------------     ------------
      Total Liabilities..................................     2,109,153       1,652,407          558,710
                                                           ------------    ------------     ------------
NET ASSETS:..............................................  $492,124,643    $123,458,082     $122,021,671
                                                           ============    ============     ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............  $    492,126    $     12,449     $     11,496
  Additional paid-in capital.............................   491,643,169     124,793,767      119,584,046
  Accumulated undistributed (distributions in excess of)
    net investment income................................         5,829         (25,116)         (46,474)
  Accumulated net realized loss on investments...........       (16,481)     (2,149,426)      (4,257,489)
  Net unrealized appreciation from investments...........            --         826,408        6,730,092
                                                           ------------    ------------     ------------
      Total Net Assets...................................  $492,124,643    $123,458,082     $122,021,671
                                                           ============    ============     ============
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Net Assets...........................................  $392,395,345    $117,300,388     $115,461,312
    Shares of beneficial interest outstanding............   392,394,288      11,827,593       10,877,323
                                                           ============    ============     ============
    Net Asset Value, offering and redemption price per
      share..............................................         $1.00           $9.92           $10.61
                                                                  =====           =====           ======
  CLASS A:
    Net Assets...........................................  $ 99,728,285    $  6,157,694     $  6,511,117
    Shares of beneficial interest outstanding............    99,730,262         621,035          613,924
                                                           ============    ============     ============
    Net Asset Value, offering and redemption price per
      share..............................................         $1.00           $9.92           $10.61
                                                                  =====           =====           ======
    Maximum sales charge.................................          None            3.00%            5.25%
                                                                  =====           =====           ======
    Maximum offering price (100%/(100%-maximum sales
      charge) of net asset value adjusted to the nearest
      cent) per share....................................         $1.00          $10.23           $11.20
                                                                  =====          ======           ======
  CLASS B:
    Net Assets...........................................        $1,013              NA          $49,242
    Shares of beneficial interest outstanding............         1,013                            4,643
                                                                 ======                          =======
    Net Asset Value, offering and redemption price per
      share*.............................................         $1.00                           $10.61
                                                                  =====                           ======

---------------
* Redemption price per Class B shares varies based on length of time shares are held.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
November 30, 1998
(unaudited)

                                                               LARGE CAP        MID CAP        SMALL CAP
                                                              EQUITY FUND     EQUITY FUND     EQUITY FUND
ASSETS:                                                       ------------    ------------    -----------
  Investments in securities, at value (cost $150,790,938,
    $129,949,672 and $69,836,405, respectively).............  $322,952,404    $172,106,064    $62,891,449
  Dividends and interest receivable.........................       529,504         173,459         34,842
  Receivable for Fund shares sold...........................       176,846         121,867         52,732
  Deferred organization costs...............................            --           2,526          7,596
                                                              ------------    ------------    -----------
      Total Assets..........................................   323,658,754     172,403,916     62,986,619
                                                              ------------    ------------    -----------
LIABILITIES:
  Dividends payable.........................................       230,581          58,258             --
  Payable for Fund shares redeemed..........................        18,562          16,578          7,127
  Payable for securities purchased..........................            --              --        252,763
  Cash Overdraft............................................        16,760              --             --
  Advisory fees payable.....................................       158,335         106,565         50,867
  Administrative services fees payable......................         9,547           5,053          1,810
  Distribution fees payable (Classes A/B)...................        10,538           4,210            980
  Custodian fees payable....................................        10,556           5,684          2,035
  Other accrued expenses....................................        44,668          19,556         16,835
                                                              ------------    ------------    -----------
      Total Liabilities.....................................       499,547         213,904        332,417
                                                              ------------    ------------    -----------
         NET ASSETS.........................................  $323,159,207    $172,190,012    $62,654,202
                                                              ============    ============    ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value...............  $     12,026    $      9,286    $     7,317
  Additional paid-in capital................................   138,237,780     119,631,744     70,596,019
  Accumulated distributions in excess of net investment
    income..................................................       (20,492)        (11,985)      (100,675)
  Accumulated undistributed net realized gain/(loss) on
    investments.............................................    12,768,427      10,404,575       (903,503)
  Net unrealized appreciation/(depreciation) from
    investments.............................................   172,161,466      42,156,392     (6,944,956)
                                                              ------------    ------------    -----------
      Total Net Assets......................................  $323,159,207    $172,190,012    $62,654,202
                                                              ============    ============    ===========
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Net Assets..............................................  $271,029,107    $151,610,245    $57,640,887
    Shares of beneficial interest outstanding...............    10,085,758       8,175,861      6,729,233
                                                              ============    ============    ===========
    Net Asset Value, offering and redemption price per
      share.................................................        $26.87          $18.54          $8.57
                                                                    ======          ======          =====
  CLASS A:
    Net Assets..............................................  $ 51,774,950    $ 20,485,825    $ 4,976,020
    Shares of beneficial interest outstanding...............     1,927,420       1,105,115        582,918
                                                              ============    ============    ===========
    Net Asset Value, offering and redemption price per
      share.................................................        $26.86          $18.54          $8.54
                                                                    ======          ======          =====
    Maximum sales charge....................................          5.25%           5.25%          5.25%
                                                                    ======          ======          =====
    Maximum offering price (100%/(100%-maximum sales charge)
      of net asset value adjusted to the nearest cent) per
      share.................................................        $28.35          $19.57          $9.01
                                                                    ======          ======          =====
  CLASS B:
    Net Assets..............................................      $355,150         $93,942        $37,295
    Shares of beneficial interest outstanding...............        13,230           5,077          4,369
                                                                  ========         =======        =======
    Net Asset Value, offering and redemption price per
      share*................................................        $26.84          $18.50          $8.54
                                                                    ======          ======          =====

---------------
* Redemption price per Class B shares varies based on length of time shares are held.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (unaudited)
For the Six Months Ended November 30, 1998

                                                              MONEY         SHORT TERM      INTERMEDIATE
                                                             MARKET         GOVERNMENT     TERM GOVERNMENT
                                                              FUND          INCOME FUND      INCOME FUND
                                                           -----------      -----------    ---------------
INVESTMENT INCOME:
  Interest...............................................  $12,608,416      $3,573,083       $3,662,318
  Dividend...............................................        4,852          42,996            6,882
                                                           -----------      ----------       ----------
  Total Investment Income................................   12,613,268       3,616,079        3,669,200
                                                           -----------      ----------       ----------
EXPENSES:
  Advisory fees..........................................      685,509         244,847          298,918
  Administrative services fees...........................      338,796          89,578           87,471
  Distribution fees (Class A)............................      104,623           6,050            7,478
  Distribution fees (Class B)*...........................            2              --                6
  Custodian fees.........................................       91,402          24,485           23,914
  Audit and legal fees...................................       77,703          19,025           24,571
  Fund accounting fees...................................       20,493          17,514           25,315
  Transfer agency fees...................................       35,904           9,874           18,273
  Organization expenses..................................        3,738              --               --
  Trustees' fees and expenses............................        8,846           2,743            2,651
  Other expenses.........................................       75,223          10,692           13,336
                                                           -----------      ----------       ----------
    Total Expenses.......................................    1,442,239         424,808          501,933
    Less: Expenses waived by Advisor and/or
      Administrator......................................     (536,384)             --          (29,893)
                                                           -----------      ----------       ----------
    Total Net Expenses...................................      905,855         424,808          472,040
                                                           -----------      ----------       ----------
  NET INVESTMENT INCOME/(LOSS)...........................   11,707,413       3,191,271        3,197,160
                                                           -----------      ----------       ----------
NET REALIZED/UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain/(loss) on investments................          488         528,434          238,385
  Net change in unrealized appreciation/(depreciation) on
    investments..........................................           --         339,677        2,864,775
                                                           -----------      ----------       ----------
  Net realized/unrealized gain/(loss) on investments.....          488         868,111        3,103,160
                                                           -----------      ----------       ----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $11,707,901      $4,059,382       $6,300,320
                                                           ===========      ==========       ==========

---------------
* Class B commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (unaudited) (continued)
For the Six Months Ended November 30, 1998

                                                               LARGE CAP         MID CAP          SMALL CAP
                                                              EQUITY FUND      EQUITY FUND       EQUITY FUND
                                                              -----------      ------------      -----------
INVESTMENT INCOME:
  Interest..................................................  $        --      $    161,065      $        --
  Dividend..................................................    2,346,948         1,127,831          320,818
                                                              -----------      ------------      -----------
  Total Investment Income...................................    2,346,948         1,288,896          320,818
                                                              -----------      ------------      -----------
EXPENSES:
  Advisory fees.............................................      922,927           646,028          302,907
  Administrative services fees..............................      225,115           125,956           44,291
  Distribution fees (Class A)...............................       59,631            26,135            6,093
  Distribution fees (Class B)*..............................          177                23                7
  Custodian fees............................................       61,529            34,455           12,116
  Audit and legal fees......................................       49,160            30,094           13,371
  Fund accounting fees......................................       19,435            19,004           18,417
  Transfer agency fees......................................       49,638            37,049           14,573
  Organization expenses.....................................           --             4,801              994
  Trustees' fees and expenses...............................        5,642             3,455            1,139
  Other expenses............................................       50,073            24,203            7,585
                                                              -----------      ------------      -----------
    Total Expenses..........................................    1,443,347           951,203          421,493
                                                              -----------      ------------      -----------
  NET INVESTMENT INCOME/(LOSS)..............................      903,601           337,693         (100,675)
                                                              -----------      ------------      -----------
NET REALIZED/UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain/(loss) on investments...................     (193,064)        4,593,297       (1,507,384)
  Net change in unrealized appreciation/(depreciation) on
    investments.............................................   22,299,818       (19,688,149)      (7,546,419)
                                                              -----------      ------------      -----------
  Net realized/unrealized gain/(loss) on investments........   22,106,754       (15,094,852)      (9,053,803)
                                                              -----------      ------------      -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $23,010,355      $(14,757,159)     $(9,154,478)
                                                              ===========      ============      ===========

---------------
* Class B commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (unaudited)

                                                                                SHORT TERM GOVERNMENT
                                               MONEY MARKET FUND                     INCOME FUND
                                       ---------------------------------   --------------------------------
                                       SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                         NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                             1998              1998              1998              1998
                                       ----------------     ----------     ----------------     ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)........    $  11,707,413     $  23,754,971     $  3,191,271      $  6,775,912
 Net realized gain/(loss) on
   investments.......................              488            (7,755)         528,434           709,547
 Net change in unrealized
   appreciation/ (depreciation) on
   investments.......................               --                --          339,677           552,544
                                         -------------     -------------     ------------      ------------
 Net increase in net assets resulting
   from operations...................       11,707,901        23,747,216        4,059,382         8,038,003
                                         -------------     -------------     ------------      ------------
Distributions to shareholders from:
 Net investment income
   Institutional Class...............       (9,648,245)      (17,909,471)      (3,070,935)       (6,690,972)
   Class A...........................       (2,059,162)       (5,845,500)        (120,336)          (84,940)
   Class B*..........................               (6)               --               --                --
                                         -------------     -------------     ------------      ------------
                                           (11,707,413)      (23,754,971)      (3,191,271)       (6,775,912)
                                         -------------     -------------     ------------      ------------
 In excess of net investment income
   Institutional Class...............               --                --               --                --
   Class A...........................               --                --               --                --
                                         -------------     -------------     ------------      ------------
                                                    --                --               --                --
                                         -------------     -------------     ------------      ------------
   Net decrease in net assets
     resulting from distributions....      (11,707,413)      (23,754,971)      (3,191,271)       (6,775,912)
                                         -------------     -------------     ------------      ------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class...............      446,402,433       694,995,401       12,209,228        18,548,663
   Class A...........................       90,497,245       210,472,260        7,761,825         2,760,371
   Class B*..........................            1,010                --               --                --
                                         -------------     -------------     ------------      ------------
                                           536,900,688       905,467,661       19,971,053        21,309,034
                                         -------------     -------------     ------------      ------------
 Proceeds from reinvestment of
   dividends
   Institutional Class...............           62,298            67,649        2,266,476         4,951,318
   Class A...........................        1,935,715         5,461,030           82,482            57,098
   Class B*..........................                3                --               --                --
                                         -------------     -------------     ------------      ------------
                                             1,998,016         5,528,679        2,348,958         5,008,416
                                         -------------     -------------     ------------      ------------
 Cost of shares redeemed
   Institutional Class...............     (403,093,613)     (666,771,987)     (18,216,629)      (30,975,873)
   Class A...........................      (66,499,103)     (234,357,245)      (4,897,000)         (852,229)
                                         -------------     -------------     ------------      ------------
                                          (469,592,716)     (901,129,232)     (23,113,629)      (31,828,102)
                                         -------------     -------------     ------------      ------------
 Net increase/(decrease) in net
   assets from shares of beneficial
   interest transactions.............       69,305,988         9,867,108         (793,618)       (5,510,652)
                                         -------------     -------------     ------------      ------------
Total increase/(decrease) in net
 assets..............................       69,306,476         9,859,353           74,493        (4,248,561)
NET ASSETS:
 Beginning of period.................      422,818,167       412,958,814      123,383,589       127,632,150
                                         -------------     -------------     ------------      ------------
 End of period.......................    $ 492,124,643     $ 422,818,167     $123,458,082      $123,383,589
                                         =============     =============     ============      ============

                                         INTERMEDIATE TERM GOVERNMENT
                                                 INCOME FUND
                                       --------------------------------
                                       SIX MONTHS ENDED     YEAR ENDED
                                         NOVEMBER 30,        MAY 31,
                                             1998              1998
                                       ----------------     ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)........    $  3,197,160      $  6,618,283
 Net realized gain/(loss) on
   investments.......................         238,385           123,368
 Net change in unrealized
   appreciation/ (depreciation) on
   investments.......................       2,864,775         4,477,874
                                         ------------      ------------
 Net increase in net assets resulting
   from operations...................       6,300,320        11,219,525
                                         ------------      ------------
Distributions to shareholders from:
 Net investment income
   Institutional Class...............      (3,044,158)       (6,587,342)
   Class A...........................        (152,972)         (115,823)
   Class B*..........................             (30)               --
                                         ------------      ------------
                                           (3,197,160)       (6,703,165)
                                         ------------      ------------
 In excess of net investment income
   Institutional Class...............              --           (45,724)
   Class A...........................              --              (750)
                                         ------------      ------------
                                                   --           (46,474)
                                         ------------      ------------
   Net decrease in net assets
     resulting from distributions....      (3,197,160)       (6,749,639)
                                         ------------      ------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class...............      15,516,006        38,379,424
   Class A...........................       6,521,720         3,318,154
   Class B*..........................          48,960                --
                                         ------------      ------------
                                           22,086,686        41,697,578
                                         ------------      ------------
 Proceeds from reinvestment of
   dividends
   Institutional Class...............       2,222,319         4,721,379
   Class A...........................         126,179            77,338
   Class B*..........................               3                --
                                         ------------      ------------
                                            2,348,501         4,798,717
                                         ------------      ------------
 Cost of shares redeemed
   Institutional Class...............     (23,966,596)      (23,009,377)
   Class A...........................      (4,258,564)         (955,677)
                                         ------------      ------------
                                          (28,225,160)      (23,965,054)
                                         ------------      ------------
 Net increase/(decrease) in net
   assets from shares of beneficial
   interest transactions.............      (3,789,973)       22,531,241
                                         ------------      ------------
Total increase/(decrease) in net
 assets..............................        (686,813)       27,001,127
NET ASSETS:
 Beginning of period.................     122,708,484        95,707,357
                                         ------------      ------------
 End of period.......................    $122,021,671      $122,708,484
                                         ============      ============

---------------
* Class B commenced operations on October 2, 1998.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (unaudited) (continued)

                                              LARGE CAP EQUITY FUND               MID CAP EQUITY FUND
                                         --------------------------------   --------------------------------
                                         SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                           NOVEMBER 30,        MAY 31,        NOVEMBER 30,        MAY 31,
                                               1998              1998             1998              1998
                                         ----------------     ----------    ----------------     ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)..........    $    903,601      $  2,232,832     $    337,693      $    651,681
 Net realized gain/(loss) on
   investments.........................        (193,064)       13,921,927        4,593,297        13,580,881
 Net change in unrealized appreciation/
   (depreciation) on investments.......      22,299,818        60,709,330      (19,688,149)       22,747,932
                                           ------------      ------------     ------------      ------------
   Net increase/(decrease) in net
     assets resulting from
     operations........................      23,010,355        76,864,089      (14,757,159)       36,980,494
                                           ------------      ------------     ------------      ------------
Distributions to shareholders from:
 Net investment income
   Institutional Class.................        (796,888)       (2,059,592)        (320,498)         (639,145)
   Class A.............................         (96,637)         (165,538)         (23,176)          (19,304)
   Class B*............................            (153)               --              (27)               --
                                           ------------      ------------     ------------      ------------
                                               (893,678)       (2,225,130)        (343,701)         (658,449)
                                           ------------      ------------     ------------      ------------
 In excess of net investment income
   Institutional Class.................              --           (22,090)              --                --
   Class A.............................              --            (8,326)              --            (5,977)
                                           ------------      ------------     ------------      ------------
                                                     --           (30,416)              --            (5,977)
                                           ------------      ------------     ------------      ------------
 Net realized gain on investments
   Institutional Class.................              --        (1,889,861)              --        (7,652,175)
   Class A.............................              --          (225,130)              --          (599,526)
                                           ------------      ------------     ------------      ------------
                                                     --        (2,114,991)              --        (8,251,701)
                                           ------------      ------------     ------------      ------------
   Net decrease in net assets resulting
     from distributions................        (893,678)       (4,370,537)        (343,701)       (8,916,127)
                                           ------------      ------------     ------------      ------------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class.................      34,000,581        37,952,631       37,931,161        34,283,679
   Class A.............................      18,204,896        18,685,066       14,402,469        13,519,294
   Class B*............................         345,229                --           94,536                --
                                           ------------      ------------     ------------      ------------
                                             52,550,706        56,637,697       52,428,166        47,802,973
                                           ------------      ------------     ------------      ------------
 Proceeds from reinvestment of
   dividends
   Institutional Class.................         661,371         3,086,525          292,122         7,069,524
   Class A.............................         110,137           386,410           27,460           616,073
   Class B*............................               6                --                6                --
                                           ------------      ------------     ------------      ------------
                                                771,514         3,472,935          319,588         7,685,597
                                           ------------      ------------     ------------      ------------
 Cost of shares redeemed
   Institutional Class.................     (42,465,076)      (79,937,041)     (42,347,145)      (24,672,370)
   Class A.............................     (10,874,289)       (4,592,259)     (10,523,713)       (2,408,822)
                                           ------------      ------------     ------------      ------------
                                            (53,339,365)      (84,529,300)     (52,870,858)      (27,081,192)
                                           ------------      ------------     ------------      ------------
 Net increase/(decrease) in net assets
   from shares of beneficial interest
   transactions........................         (17,145)      (24,418,668)        (123,104)       28,407,378
                                           ------------      ------------     ------------      ------------
Total increase in net assets...........      22,099,532        48,074,884      (15,223,964)       56,471,745
NET ASSETS:
 Beginning of period...................     301,059,675       252,984,791      187,413,976       130,942,231
                                           ------------      ------------     ------------      ------------
 End of period.........................    $323,159,207      $301,059,675     $172,190,012      $187,413,976
                                           ============      ============     ============      ============

                                              SMALL CAP EQUITY FUND
                                         --------------------------------
                                         SIX MONTHS ENDED    PERIOD ENDED
                                           NOVEMBER 30,        MAY 31,
                                               1998             1998**
                                         ----------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)..........    $   (100,675)     $  (139,529)
 Net realized gain/(loss) on
   investments.........................      (1,507,384)         743,590
 Net change in unrealized appreciation/
   (depreciation) on investments.......      (7,546,419)         601,463
                                           ------------      -----------
   Net increase/(decrease) in net
     assets resulting from
     operations........................      (9,154,478)       1,205,524
                                           ------------      -----------
Distributions to shareholders from:
 Net investment income
   Institutional Class.................              --             (180)
   Class A.............................              --               --
   Class B*............................              --               --
                                           ------------      -----------
                                                     --             (180)
                                           ------------      -----------
 In excess of net investment income
   Institutional Class.................              --               --
   Class A.............................              --               --
                                           ------------      -----------
                                                     --               --
                                           ------------      -----------
 Net realized gain on investments
   Institutional Class.................              --               --
   Class A.............................              --               --
                                           ------------      -----------
                                                     --               --
                                           ------------      -----------
   Net decrease in net assets resulting
     from distributions................              --             (180)
                                           ------------      -----------
Shares of beneficial interest:
 Proceeds from shares issued
   Institutional Class.................      13,959,263       64,042,780
   Class A.............................       5,610,343        3,880,547
   Class B*............................          37,289               --
                                           ------------      -----------
                                             19,606,895       67,923,327
                                           ------------      -----------
 Proceeds from reinvestment of
   dividends
   Institutional Class.................              --              163
   Class A.............................                               --
   Class B*............................              --               --
                                           ------------      -----------
                                                     --              163
                                           ------------      -----------
 Cost of shares redeemed
   Institutional Class.................      (9,766,061)      (3,812,494)
   Class A.............................      (3,186,398)        (162,096)
                                           ------------      -----------
                                            (12,952,459)      (3,974,590)
                                           ------------      -----------
 Net increase/(decrease) in net assets
   from shares of beneficial interest
   transactions........................       6,654,436       63,948,900
                                           ------------      -----------
Total increase in net assets...........      (2,500,042)      65,154,244
NET ASSETS:
 Beginning of period...................      65,154,244               --
                                           ------------      -----------
 End of period.........................    $ 62,654,202      $65,154,244
                                           ============      ===========

---------------
 * Class B commenced operations on October 2, 1998.
** Fund commenced operations on October 1, 1997.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements --  November 30, 1998 (unaudited)
     1. Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The U.S. Treasury Money Market Fund, The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund (formerly, the Equity Fund), The Mid Cap Equity Fund (formerly, the Mid Cap Growth Fund), and The Small Cap Equity Fund (formerly, the Small Cap Fund), collectively (the "Funds"), or individually (the "Fund"), each, with the exception of the Short Term Government Fund, with three classes of shares, the Institutional Class, Class A (formerly, Consumer Service Class), and Class B (commenced operations on October 2,1998). The Short Term Government Fund offers the Institutional Class and Class A shares only. The classes differ primarily with respect to the level of Distribution Fees borne by each class. In addition, certain redemptions of Class B shares are subject to contingent deferred sales charges in accordance with the Fund's prospectus. Currently, six of the portfolios are active and one, The U.S. Treasury Money Market Fund, has not yet commenced operations.

     The Funds' investment objectives are as follows:

        The Money Market Fund -- as high a level of current income as is consistent with preservation of capital and liquidity.

        The Short Term Government Income Fund -- as high a level of current income as is consistent with limiting the risk of potential loss.

        The Intermediate Term Government Income Fund -- a high level of current income, with a secondary objective of total return.

        The Large Cap Equity Fund -- long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalization exceeding $1 billion at the time of purchase.

        The Mid Cap Equity Fund -- to achieve growth of capital by attempting to outperform the S&P MidCap Index.

        The Small Cap Equity Fund -- long-term capital appreciation by investing in smaller-capitalized common stocks.

     2. Significant Accounting Policies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

          Security Valuation. Securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. The Money Market Fund values its securities at amortized cost, which approximates market value. Securities for which no market quotation is readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

          Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  November 30, 1998 (unaudited)

          Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral be marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          Determination of Net Asset Value and Calculation of
     Expenses. Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one fund of the Trust are allocated among the respective funds based upon their relative net assets or another appropriate basis. Net asset value per share of each class, investment income, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. In addition, distribution expenses that are attributable to a specific class are charged only to that class.

          Dividends and Distributions. The Money Market, The Short Term Government Income and The Intermediate Term Government Income Funds declare dividends daily and pay those dividends monthly. The Large Cap Equity, The Mid Cap Equity and The Small Cap Equity Funds declare and pay dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all dividends and distributions on the ex-dividend date.

          The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

          Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

          Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund have been deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations.

     3. Advisory and Custodian Agreements. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the following annual rates: Money Market Fund, 0.30%; Short Term Government Income Fund, 0.40%; Intermediate Term Government Income Fund, 0.50%; Large Cap Equity Fund, 0.60%; Mid Cap Equity Fund, 0.75%; and Small Cap Equity Fund, 1.00%.

     For the period ended November 30, 1998, Trustmark waived advisory fees of $342,754 and $29,893 for the Money Market Fund and Intermediate Term Government Income Fund, respectively.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  November 30, 1998 (unaudited)

     Pursuant to a Custodian Agreement between the Trust and Trustmark National Bank, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee computed daily and paid monthly, based on average daily net assets, at the annual rate of 0.04%. For the period ended November 30, 1998, Trustmark earned the custody fees shown in the statement of operations.

     4. Administration, Distribution, Fund Accounting and Transfer Agency Agreements. BISYS Fund Services ("BISYS LP"), a wholly-owned subsidiary of The BISYS Group, Inc., is an Ohio limited partnership. BISYS LP, with whom certain officers and trustees of the Funds are affiliated, serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Funds.

     The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds.

     For the period ended November 30, 1998, BISYS LP waived administrator fees of $193,630 for the Money Market Fund.

     Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Class A and Class B, pay fees to Performance Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc., up to an annual rate of 0.35% and 1.00% of their respective average daily net assets attributable to such shares for costs and expenses of the Distributor in connection with the distribution of the Class A and Class B shares. No such fees will be paid by the Institutional Class.

     For the period ended November 30, 1998, the fees incurred amounted to 0.25% and 1.00% of the average daily net assets of each Fund's Class A and Class B respectively.

     BISYS Fund Services, Inc. serves the Trust as fund accountant. Under the current terms, effective on October 1, 1998, of the fund accounting agreement, BISYS LP is entitled to receive an annual fee of $30,000 plus $5,000 per additional class and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

     BISYS Fund Services, Inc. serves the Trust as transfer agent. Under the current terms, effective on October 1, 1998, of the transfer agency agreement, BISYS LP is entitled to receive an annual fee of $15.00 per account plus $7,000 per class per fund and is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services.

     5. Security Purchases and Sales. Purchases and sales of securities for the period ended November 30, 1998, other than short term securities, were as follows:

                                                             PURCHASES        SALES
                                                            -----------    -----------
The Short Term Government Income Fund.....................  $31,146,234    $31,427,905
The Intermediate Term Government Income Fund..............   25,667,861     28,914,498
The Large Cap Equity Fund.................................    8,625,204      1,999,071
The Mid Cap Equity Fund...................................   37,534,400     38,063,620
The Small Cap Equity Fund.................................   16,084,338      8,744,899

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  November 30, 1998 (unaudited)

     6. Shares of Beneficial Interest. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of beneficial interest were as follows:

                                                                                                 SHORT TERM GOVERNMENT
                                                                  MONEY MARKET FUND                   INCOME FUND
                                                           -------------------------------   -----------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                             NOVEMBER 30,       MAY 31,        NOVEMBER 30,      MAY 31,
                                                                 1998             1998             1998            1998
                                                           ----------------   ------------   ----------------   ----------
INSTITUTIONAL CLASS
Shares sold..............................................     446,402,433      694,995,401       1,234,007       1,887,533
Shares issued in reinvestment of distributions...........          62,298           67,649         228,807         504,025
                                                             ------------     ------------      ----------      ----------
                                                              446,464,731      695,063,050       1,462,814       2,391,558
Shares redeemed..........................................    (403,093,613)    (666,771,987)     (1,841,576)     (3,155,517)
                                                             ------------     ------------      ----------      ----------
Net increase (decrease) in shares........................      43,371,118       28,291,063        (378,762)       (763,959)
                                                             ============     ============      ==========      ==========
CLASS A
Shares sold..............................................      90,497,245      210,472,260         785,038         280,309
Shares issued in reinvestment of distributions...........       1,935,715        5,461,030           8,319           5,810
                                                             ------------     ------------      ----------      ----------
                                                               92,432,960      215,933,290         793,357         286,119
Shares redeemed..........................................     (66,499,103)    (234,357,245)       (495,264)        (86,727)
                                                             ------------     ------------      ----------      ----------
Net increase (decrease) in shares........................      25,933,857      (18,423,955)        298,093         199,392
                                                             ============     ============      ==========      ==========
CLASS B*
Shares sold..............................................           1,010               --
Shares issued in reinvestment of distributions...........               3               --
                                                             ------------     ------------
                                                                    1,013               --
Shares redeemed..........................................              --               --
                                                             ------------     ------------
Net increase (decrease) in shares........................           1,013               --
                                                             ============     ============

                                                                  INTERMEDIATE TERM
                                                               GOVERNMENT INCOME FUND            LARGE CAP EQUITY FUND
                                                           -------------------------------   -----------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                             NOVEMBER 30,       MAY 31,        NOVEMBER 30,      MAY 31,
                                                                 1998             1998             1998            1998
                                                           ----------------   ------------   ----------------   ----------
INSTITUTIONAL CLASS
Shares sold..............................................       1,480,488        3,787,107       1,338,206       1,712,431
Shares issued in reinvestment of distributions...........         211,813          462,986          27,316         142,827
                                                             ------------     ------------      ----------      ----------
                                                                1,692,301        4,250,093       1,365,522       1,855,258
Shares redeemed..........................................      (2,293,956)      (2,259,944)     (1,672,805)     (3,646,925)
                                                             ------------     ------------      ----------      ----------
Net increase (decrease) in shares........................        (601,655)       1,990,149        (307,283)     (1,791,667)
                                                             ============     ============      ==========      ==========
CLASS A
Shares sold..............................................         626,212          322,546         698,996         827,432
Shares issued in reinvestment of distributions...........          12,018            7,586           4,556          17,747
                                                             ------------     ------------      ----------      ----------
                                                                  638,230          330,132         703,552         845,179
Shares redeemed..........................................        (407,907)         (94,109)       (436,858)       (203,755)
                                                             ------------     ------------      ----------      ----------
Net increase (decrease) in shares........................         230,323          236,023         266,694         641,424
                                                             ============     ============      ==========      ==========
CLASS B*
Shares sold..............................................           4,643               --          13,230              --
Shares issued in reinvestment of distributions...........              --               --              --              --
                                                             ------------     ------------      ----------      ----------
                                                                    4,643               --          13,230              --
Shares redeemed..........................................              --               --              --              --
                                                             ------------     ------------      ----------      ----------
Net increase (decrease) in shares........................           4,643               --          13,230              --
                                                             ============     ============      ==========      ==========

---------------
 * Class B commenced operations on October 2, 1998.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) --  November 30, 1998 (unaudited)

                                                               MID CAP EQUITY FUND              SMALL CAP EQUITY FUND
                                                         -------------------------------   -------------------------------
                                                         SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   PERIOD ENDED
                                                           NOVEMBER 30,       MAY 31,        NOVEMBER 30,       MAY 31,
                                                               1998             1998             1998            1998**
                                                         ----------------   ------------   ----------------   ------------
INSTITUTIONAL CLASS
Shares sold............................................       2,118,923        1,782,027       1,634,040        6,582,400
Shares issued in reinvestment of distributions.........          16,303          369,778              --               17
                                                           ------------     ------------      ----------       ----------
                                                              2,135,226        2,151,805       1,634,040        6,582,417
Shares redeemed........................................      (2,321,128)      (1,271,150)     (1,097,158)        (390,066)
                                                           ------------     ------------      ----------       ----------
Net increase (decrease) in shares......................        (185,902)         880,655         536,882        6,192,351
                                                           ============     ============      ==========       ==========
CLASS A
Shares sold............................................         736,212          697,248         580,849          390,048
Shares issued in reinvestment of distributions.........           1,512           32,187              --               --
                                                           ------------     ------------      ----------       ----------
                                                                737,724          729,435         580,849          390,048
Shares redeemed........................................        (592,680)        (122,941)       (371,717)         (16,263)
                                                           ------------     ------------      ----------       ----------
Net increase (decrease) in shares......................         145,044          606,494         209,132          373,785
                                                           ============     ============      ==========       ==========
CLASS B*
Shares sold............................................           5,077               --           4,369               --
Shares issued in reinvestment of distributions.........              --               --              --               --
                                                           ------------     ------------      ----------       ----------
                                                                  5,077               --           4,369               --
Shares redeemed........................................              --               --              --               --
                                                           ------------     ------------      ----------       ----------
Net increase (decrease) in shares......................           5,077               --           4,369               --
                                                           ============     ============      ==========       ==========

---------------

 * Class B commenced operations on October 2, 1998.
** Fund commenced operations on October 1, 1997.

     7. Concentration of Credit Risk. In the pursuit of its minimum credit risk policy, the Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region.

     At November 30, 1998, the Money Market Fund had a concentration in excess of 10% of its net assets in the Automotive industry (11.9%) and the Finance - Brokers industry (16.3%). The Large Cap Equity Fund had a concentration in excess of 10% of its net assets in the Health Care industry (11.9%). The Mid Cap Equity Fund had a concentration in excess of 10% of its net assets in the Financial Services industry (15.3%), Technology industry (13.6%) and the Utilities industry (14.3%). The Small Cap Equity Fund had a concentration in excess of 10% of its net assets in the Business Equipment & Services industry (10.1%), Financial Services industry (16.0%), Health Care industry (10.8%) and Technology industry (13.0%).

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                                  SIX MONTHS ENDED     YEAR       YEAR       YEAR       YEAR       YEAR
                                                    NOVEMBER 30,      ENDED      ENDED      ENDED      ENDED      ENDED
                                                        1998         MAY 31,    MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                                    (UNAUDITED)        1998       1997       1996       1995      1994*
INSTITUTIONAL CLASS                               ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD............         $1.00          $1.00      $1.00      $1.00      $1.00      $1.00
                                                         -----          -----      -----      -----      -----      -----
Income from Investment Operations:
  Net investment income/(loss)..................          0.03           0.05       0.05       0.05       0.05       0.02
                                                         -----          -----      -----      -----      -----      -----
Distributions to shareholders from:
  Net investment income.........................         (0.03)         (0.05)     (0.05)     (0.05)     (0.05)     (0.02)
                                                         -----          -----      -----      -----      -----      -----
Net Asset Value, End of Period..................         $1.00          $1.00      $1.00      $1.00      $1.00      $1.00
                                                         =====          =====      =====      =====      =====      =====
Total Return....................................          2.62%          5.43%      5.34%      5.60%      5.27%      2.17%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)......      $392,396       $349,024   $320,732   $366,966   $324,942   $139,157
  Net investment income before
    waivers/reimbursements......................          4.93%**        5.07%      4.94%      5.12%      4.91%      2.77%**
  Net investment income net of
    waivers/reimbursements......................          5.17%**        5.31%      5.20%      5.42%      5.27%      3.30%**
  Expenses before waivers/reimbursements........          0.59%**        0.57%      0.51%      0.54%      0.59%      0.68%**
  Expenses net of waivers/reimbursements........          0.35%**        0.33%      0.25%      0.24%      0.23%      0.15%**

CLASS A(A)
Net Asset Value, Beginning of Period............         $1.00          $1.00      $1.00      $1.00      $1.00      $1.00
                                                         -----          -----      -----      -----      -----      -----
Income from Investment Operations:
  Net investment income/(loss)..................          0.02           0.05       0.04       0.05       0.05       0.02
                                                         -----          -----      -----      -----      -----      -----
Distributions to shareholders from:
  Net investment income.........................         (0.02)         (0.05)     (0.04)     (0.05)     (0.05)     (0.02)
                                                         -----          -----      -----      -----      -----      -----
Net Asset Value, End of Period..................         $1.00          $1.00      $1.00      $1.00      $1.00      $1.00
                                                         =====          =====      =====      =====      =====      =====
Total Return....................................          2.49%          5.18%      5.07%      5.33%      5.02%      2.03%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)......       $99,728        $73,794    $92,220    $25,216     $3,564       $797
  Net investment income before
    waivers/reimbursements......................          4.68%**        4.82%      5.13%      4.87%      4.66%      2.52%**
  Net investment income net of
    waivers/reimbursements......................          4.92%**        5.06%      5.23%      5.17%      5.02%      3.05%**
  Expenses before waivers/reimbursements........          0.84%**        0.82%      0.48%      0.79%      0.84%      0.93%**
  Expenses net of waivers/reimbursements........          0.60%**        0.58%      0.38%      0.49%      0.48%      0.40%**

---------------
 * Fund commenced operations on September 30, 1993.
** Annualized.
(a) On September 30, 1998 the portfolio redesignated the Consumer Service Class as Class A shares.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Financial Highlights
For a share of beneficial interest outstanding throughout each period

                                                              FOR THE PERIOD ENDED
                                                               NOVEMBER 30, 1998*
                                                                  (UNAUDITED)
CLASS B                                                       --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $1.00
                                                                     -----
Income from Investment Operations:
  Net investment income/(loss)..............................          0.01
                                                                     -----
Distributions to shareholders from:
  Net investment income.....................................         (0.01)
                                                                     -----
Net Asset Value, End of Period..............................         $1.00
                                                                     =====
Total return................................................          0.69%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................            $1
  Net investment income before waivers/reimbursements.......          3.75%**
  Net investment income net of waivers/reimbursements.......          3.99%**
  Expenses before waivers/reimbursements....................          1.61%**
  Expenses net of waivers/reimbursements....................          1.37%**

---------------
 * Class B commenced operations on October 2, 1998.
** Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                    SIX MONTHS ENDED      YEAR       YEAR       YEAR       YEAR       YEAR
                                                      NOVEMBER 30,       ENDED      ENDED      ENDED      ENDED      ENDED
                                                          1998          MAY 31,    MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                                       (UNAUDITED)        1998       1997       1996       1995       1994
INSTITUTIONAL CLASS                                 -----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............         $9.85           $9.75      $9.75      $9.84      $9.77     $10.10
                                                           -----           -----      -----      -----      -----     ------
Income from Investment Operations:
  Net investment income...........................          0.26            0.54       0.55       0.54       0.53       0.40
  Net realized and unrealized gain/(loss) on
    investments...................................          0.07            0.10      (0.01)     (0.09)      0.07      (0.25)
                                                           -----           -----      -----      -----      -----     ------
Total from investment operations..................          0.33            0.64       0.54       0.45       0.60       0.15
                                                           -----           -----      -----      -----      -----     ------
Distributions to shareholders from:
  Net investment income...........................         (0.26)          (0.54)     (0.54)     (0.54)     (0.53)     (0.40)
  Net realized gain on investments................            --              --         --         --         --      (0.05)
  In excess of net realized gain on investments...            --              --         --         --         --      (0.03)
                                                           -----           -----      -----      -----      -----     ------
Total distributions to shareholders...............         (0.26)          (0.54)     (0.54)     (0.54)     (0.53)     (0.48)
                                                           -----           -----      -----      -----      -----     ------
Net Asset Value, End of Period....................         $9.92           $9.85      $9.75      $9.75      $9.84      $9.77
                                                           =====           =====      =====      =====      =====     ======
Total Return......................................          3.37%           6.73%      5.70%      4.65%      6.37%      1.49%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)........      $117,300        $120,203   $126,428   $106,617   $104,730   $111,657
  Net investment income before
    waivers/reimbursements........................          5.22%*          5.53%      5.63%      5.47%      5.40%      3.95%
  Net investment income net of
    waivers/reimbursements........................          5.22%*          5.53%      5.63%      5.48%      5.43%      4.00%
  Expenses before waivers/reimbursements..........          0.69%*          0.64%      0.66%      0.72%      0.77%      0.74%
  Expenses net of waivers/reimbursements..........          0.69%*          0.64%      0.66%      0.71%      0.74%      0.69%
  Portfolio turnover rate.........................         25.89%          65.07%     86.21%    120.00%    267.65%    213.43%

CLASS A(A)
Net Asset Value, Beginning of Period..............         $9.85           $9.75      $9.75      $9.84      $9.77     $10.10
                                                           -----           -----      -----      -----      -----     ------
Income from Investment Operations:
  Net investment income...........................          0.25            0.52       0.49       0.51       0.50       0.37
  Net realized and unrealized gain/(loss) on
    investments...................................          0.07            0.10         --      (0.09)      0.07      (0.25)
                                                           -----           -----      -----      -----      -----     ------
Total from investment operations..................          0.32            0.62       0.49       0.42       0.57       0.12
                                                           -----           -----      -----      -----      -----     ------
Distributions to shareholders from:
  Net investment income...........................         (0.25)          (0.52)     (0.49)     (0.51)     (0.50)     (0.37)
  Net realized gain on investments................            --              --         --         --         --      (0.05)
  In excess of net realized gain on investments...            --              --         --         --         --      (0.03)
                                                           -----           -----      -----      -----      -----     ------
Total distributions to shareholders...............         (0.25)          (0.52)     (0.49)     (0.51)     (0.50)     (0.45)
                                                           -----           -----      -----      -----      -----     ------
Net Asset Value, End of Period....................         $9.92           $9.85      $9.75      $9.75      $9.84      $9.77
                                                           =====           =====      =====      =====      =====     ======
Total return (Excluding sales charge).............          3.25%           6.48%      5.44%      4.38%      6.12%      1.23%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)........        $6,158          $3,181     $1,205     $1,477       $739       $654
  Net investment income before
    waivers/reimbursements........................          4.97%*          5.28%      5.01%      5.22%      5.15%      3.70%
  Net investment income net of
    waivers/reimbursements........................          4.97%*          5.28%      5.01%      5.23%      5.18%      3.75%
  Expenses before waivers/reimbursements..........          0.94%*          0.89%      0.87%      0.96%      1.02%      0.99%
  Expenses net of waivers/reimbursements..........          0.94%*          0.89%      0.87%      0.95%      0.99%      0.94%
  Portfolio turnover rate.........................         25.89%          65.07%     86.21%    120.00%    267.65%    213.43%

---------------
* Annualized.
(a) On September 30, 1998 the portfolio redesignated the Consumer Service Class as Class A shares subject to a maximum sales charge of 3.00%.
See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                       SIX MONTHS ENDED     YEAR      YEAR      YEAR       YEAR       YEAR
                                                         NOVEMBER 30,      ENDED      ENDED     ENDED     ENDED      ENDED
                                                             1998         MAY 31,    MAY 31,   MAY 31,   MAY 31,    MAY 31,
                                                         (UNAUDITED)        1998      1997      1996       1995       1994
INSTITUTIONAL CLASS                                    ----------------   --------   -------   -------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.................        $10.34         $ 9.93    $ 9.82    $10.11     $ 9.87     $10.56
                                                             ------         ------    ------    ------     ------     ------
Income from Investment Operations:
  Net investment income/(loss).......................          0.28           0.59      0.60      0.56       0.62       0.58
  Net realized and unrealized gain/(loss) on
    investments......................................          0.27           0.42      0.09     (0.29)      0.25      (0.52)
                                                             ------         ------    ------    ------     ------     ------
Total from investment operations.....................          0.55           1.01      0.69      0.27       0.87       0.06
                                                             ------         ------    ------    ------     ------     ------
Distributions to shareholders from:
  Net investment income..............................         (0.28)         (0.59)    (0.58)    (0.56)     (0.62)     (0.58)
  In excess of net investment income.................            --          (0.01)       --        --         --         --
  In excess of net realized gain on investments......            --             --        --        --      (0.01)     (0.06)
                                                             ------         ------    ------    ------     ------     ------
Total distributions to shareholders..................         (0.28)         (0.60)    (0.58)    (0.56)     (0.63)     (0.75)
                                                             ------         ------    ------    ------     ------     ------
Net Asset Value, End of Period.......................        $10.61         $10.34    $ 9.93    $ 9.82     $10.11     $ 9.87
                                                             ======         ======    ======    ======     ======     ======
Total Return.........................................          5.39%         10.42%     7.20%     2.66%      9.31%      0.34%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........      $115,462       $118,743   $94,242   $77,677   $108,052   $158,420
  Net investment income before
    waivers/reimbursements...........................          5.31%*         5.73%     6.43%     5.50%      6.33%      5.35%
  Net investment income net of
    waivers/reimbursements...........................          5.36%*         5.78%     6.48%     5.55%      6.44%      5.50%
  Expenses before waivers/reimbursements.............          0.83%*         0.77%     0.91%     0.86%      0.82%      0.80%
  Expenses net of waivers/reimbursements.............          0.78%*         0.72%     0.86%     0.81%      0.71%      0.65%
  Portfolio turnover rate............................         21.58%         35.62%    46.23%   183.00%    339.95%    102.46%

CLASS A(A)
Net Asset Value, Beginning of Period.................        $10.34         $ 9.93    $ 9.82    $10.11     $ 9.87     $10.56
                                                             ------         ------    ------    ------     ------     ------
Income from Investment Operations:
  Net investment income/(loss).......................          0.27           0.57      0.57      0.54       0.60       0.55
  Net realized and unrealized gain/(loss) on
    investments......................................          0.27           0.42      0.10     (0.29)      0.25      (0.52)
                                                             ------         ------    ------    ------     ------     ------
Total from investment operations.....................          0.54           0.99      0.67      0.25       0.85       0.03
                                                             ------         ------    ------    ------     ------     ------
Distributions to shareholders from:
  Net investment income..............................         (0.27)         (0.57)    (0.56)    (0.54)     (0.60)     (0.55)
  In excess of net investment income.................            --          (0.01)       --        --         --         --
  In excess of net realized gain on investments......            --             --        --        --      (0.01)     (0.06)
                                                             ------         ------    ------    ------     ------     ------
Total distributions to shareholders..................         (0.27)         (0.58)    (0.56)    (0.54)     (0.61)     (0.72)
                                                             ------         ------    ------    ------     ------     ------
Net Asset Value, End of Period.......................        $10.61         $10.34    $ 9.93    $ 9.82     $10.11     $ 9.87
                                                             ======         ======    ======    ======     ======     ======
Total return (Excluding sales charge)................          5.26%         10.15%     6.92%     2.40%      9.06%      0.08%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)...........      $  6,511       $  3,965   $ 1,465   $ 2,174   $  3,225   $  3,384
  Net investment income before
    waivers/reimbursements...........................          5.06%*         5.48%     5.55%     5.25%      6.08%      5.10%
  Net investment income net of
    waivers/reimbursements...........................          5.11%*         5.53%     5.60%     5.30%      6.19%      5.25%
  Expenses before waivers/reimbursements.............          1.08%*         1.02%     1.08%     1.11%      1.07%      1.05%
  Expenses net of waivers/reimbursements.............          1.03%*         0.97%     1.03%     1.06%      0.96%      0.90%
  Portfolio turnover rate............................         21.58%         35.62%    46.23%   183.00%    339.95%    102.46%

---------------
* Annualized.
(a) On September 30, 1998 the portfolio redesignated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.
See notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                              FOR THE PERIOD ENDED
                                                               NOVEMBER 30, 1998*
                                                                  (UNAUDITED)
CLASS B                                                       --------------------
Net Asset Value, Beginning of Period........................         $10.81
                                                                     ------
Income from Investment Operations:
  Net investment income/(loss)..............................           0.07
  Net realized and unrealized gain/(loss) on investments....          (0.20)
                                                                     ------
Total from investment operations............................          (0.13)
                                                                     ------
Distributions to shareholders from:
  Net investment income.....................................          (0.07)
  In excess of net investment income........................             --
  In excess of net realized gain on investments.............             --
                                                                     ------
Total distributions to shareholders.........................          (0.07)
                                                                     ------
Net Asset Value, End of Period..............................         $10.61
                                                                     ======
Total return................................................           6.83%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................         $   49
  Net investment income before waivers/reimbursements.......           4.09%**
  Net investment income net of waivers/reimbursements.......           4.14%**
  Expenses before waivers/reimbursements....................           1.86%**
  Expenses net of waivers/reimbursements....................           1.81%**
  Portfolio turnover rate...................................          21.58%

---------------
 * Class B commenced operations on October 2, 1998.
** Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                  SIX MONTHS ENDED     YEAR       YEAR       YEAR       YEAR      YEAR
                                                    NOVEMBER 30,      ENDED      ENDED      ENDED      ENDED      ENDED
                                                        1998         MAY 31,    MAY 31,    MAY 31,    MAY 31,    MAY 31,
                                                    (UNAUDITED)        1998       1997       1996       1995      1994
INSTITUTIONAL CLASS                               ----------------   --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD............        $24.98         $19.16     $15.29     $12.51     $11.33    $11.21
                                                        ------         ------     ------     ------     ------    ------
Income from Investment Operations:
  Net investment income/(loss)..................          0.08           0.19       0.24       0.23       0.25      0.23
  Net realized and unrealized gain/(loss) on
    investments.................................          1.89           6.00       4.13       3.29       1.42      0.12
                                                        ------         ------     ------     ------     ------    ------
Total from investment operations................          1.97           6.19       4.37       3.52       1.67      0.35
                                                        ------         ------     ------     ------     ------    ------
Distributions to shareholders from:
  Net investment income.........................         (0.08)         (0.19)     (0.25)     (0.23)     (0.24)    (0.23)
  Net realized gain on investments..............            --          (0.18)     (0.25)     (0.51)     (0.25)       --
                                                        ------         ------     ------     ------     ------    ------
Total distributions to shareholders.............         (0.08)         (0.37)     (0.50)     (0.74)     (0.49)    (0.23)
                                                        ------         ------     ------     ------     ------    ------
Net Asset Value, End of Period..................        $26.87         $24.98     $19.16     $15.29     $12.51    $11.33
                                                        ======         ======     ======     ======     ======    ======
Total Return....................................          7.91%         32.53%     29.06%     28.73%     15.35%     3.10%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)......      $271,029       $259,585   $233,454   $140,144   $100,110   $93,983
  Net investment income (loss) before
    waivers/reimbursements......................          0.63%*         0.83%      1.34%      1.55%      2.02%     1.84%
  Net investment income (loss) net of
    waivers/reimbursements......................          0.63%*         0.83%      1.43%      1.65%      2.15%     1.99%
  Expenses before waivers/reimbursements........          0.90%*         0.91%      0.92%      0.91%      0.92%     0.98%
  Expenses net of waivers/reimbursements........          0.90%*         0.91%      0.83%      0.81%      0.79%     0.83%
  Portfolio turnover rate.......................          0.67%          4.78%      1.41%      6.00%     58.08%    27.11%

CLASS A(A)
Net Asset Value, Beginning of Period............        $24.97         $19.16     $15.29     $12.51     $11.33    $11.21
                                                        ------         ------     ------     ------     ------    ------
Income from Investment Operations:
  Net investment income/(loss)..................          0.05           0.13       0.20       0.19       0.22      0.20
  Net realized and unrealized gain/(loss) on
    investments.................................          1.89           5.99       4.13       3.29       1.42      0.12
                                                        ------         ------     ------     ------     ------    ------
Total from investment operations................          1.94           6.12       4.33       3.48       1.64      0.32
                                                        ------         ------     ------     ------     ------    ------
Distributions to shareholders from:
  Net investment income.........................         (0.05)         (0.13)     (0.21)     (0.19)     (0.21)    (0.20)
  Net realized gain on investments..............            --          (0.18)     (0.25)     (0.51)     (0.25)       --
                                                        ------         ------     ------     ------     ------    ------
Total distributions to shareholders.............         (0.05)         (0.31)     (0.46)     (0.70)     (0.46)    (0.20)
                                                        ------         ------     ------     ------     ------    ------
Net Asset Value, End of Period..................        $26.86         $24.97     $19.16     $15.29     $12.51    $11.33
                                                        ======         ======     ======     ======     ======    ======
Total return (Excluding sales charge)...........          7.74%         32.20%     28.75%     28.42%     15.10%     2.85%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)......       $51,775        $41,474    $19,531     $9,831     $5,234    $5,287
  Net investment income before
    waivers/reimbursements......................          0.38%*         0.58%      1.10%      1.30%      1.77%     1.59%
  Net investment income net of
    waivers/reimbursements......................          0.38%*         0.58%      1.18%      1.40%      1.90%     1.74%
  Expenses before waivers/reimbursements........          1.15%*         1.16%      1.14%      1.16%      1.17%     1.23%
  Expenses net of waivers/reimbursements........          1.15%*         1.16%      1.06%      1.06%      1.04%     1.08%
  Portfolio turnover rate.......................          0.67%          4.78%      1.41%      6.00%     58.08%    27.11%

---------------
* Annualized.
(a) On September 30, 1998 the portfolio redesignated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
LARGE CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                              FOR THE PERIOD ENDED
                                                               NOVEMBER 30, 1998*
                                                                  (UNAUDITED)
CLASS B                                                       --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $23.12
                                                                     ------
Income from Investment Operations:
  Net investment income/(loss)..............................             --
  Net realized and unrealized gain/(loss) on investments....         $ 3.73
                                                                     ------
Total from investment operations............................         $ 3.73
                                                                     ------
Distributions to shareholders from:
  Net investment income.....................................          (0.01)
  Net realized gain on investments..........................             --
                                                                     ------
Total distributions to shareholders.........................          (0.01)
                                                                     ------
Net Asset Value, End of Period..............................         $26.84
                                                                     ======
Total Return................................................          16.14%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................           $355
  Net investment income (loss) before
     waivers/reimbursements.................................          (0.38%)**
  Net investment income (loss) net of
     waivers/reimbursements.................................          (0.38%)**
  Expenses before waivers/reimbursements....................           1.93%**
  Expenses net of waivers/reimbursements....................           1.93%**
  Portfolio turnover rate...................................           0.67%

---------------
 * Class B commenced operations on October 2, 1998.
** Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                     SIX MONTHS ENDED     YEAR       YEAR      YEAR      YEAR      YEAR
                                                       NOVEMBER 30,      ENDED      ENDED      ENDED     ENDED     ENDED
                                                           1998         MAY 31,    MAY 31,    MAY 31,   MAY 31,   MAY 31,
                                                       (UNAUDITED)        1998       1997      1996      1995      1994*
INSTITUTIONAL CLASS                                  ----------------   --------   --------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...............        $20.11         $16.71     $14.05    $11.11    $ 9.60    $10.00
                                                           ------         ------     ------    ------    ------    ------
Income from Investment Operations:
  Net investment income/(loss).....................          0.04           0.08       0.13      0.13      0.13      0.03
  Net realized and unrealized gain/(loss) on
    investments....................................         (1.57)          4.40       2.99      3.44      1.51     (0.40)
                                                           ------         ------     ------    ------    ------    ------
Total from investment operations...................         (1.53)          4.48       3.12      3.57      1.64     (0.37)
                                                           ------         ------     ------    ------    ------    ------
Distributions to shareholders from:
  Net investment income............................         (0.04)         (0.08)     (0.13)    (0.13)    (0.13)    (0.03)
  In excess of net investment income...............            --             --         --        --        --        --
  Net realized gain on investments.................            --          (1.00)     (0.33)    (0.50)       --        --
                                                           ------         ------     ------    ------    ------    ------
Total distributions to shareholders................         (0.04)         (1.08)     (0.46)    (0.63)    (0.13)    (0.03)
                                                           ------         ------     ------    ------    ------    ------
Net Asset Value, End of Period.....................        $18.54         $20.11     $16.71    $14.05    $11.11     $9.60
                                                           ======         ======     ======    ======    ======    ======
Total Return.......................................         (7.60%)        27.15%     22.62%    33.06%    17.31%    (3.66%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands).........      $151,610       $168,116   $125,035   $80,704   $48,068   $33,779
  Net investment income (loss) before
    waivers/reimbursements.........................          0.42%**        0.41%      0.75%     0.90%     1.11%     0.60%**
  Net investment income (loss) net of
    waivers/reimbursements.........................          0.42%**        0.41%      0.89%     1.06%     1.37%     1.60%**
  Expenses before waivers/reimbursements...........          1.07%**        1.07%      1.06%     1.14%     1.22%     1.93%**
  Expenses net of waivers/reimbursements...........          1.07%**        1.07%      0.92%     0.98%     0.96%     0.93%**
  Portfolio turnover rate..........................         23.28%         20.48%      7.72%    28.00%    20.39%     5.88%

CLASS A(A)
Net Asset Value, Beginning of Period...............        $20.10         $16.72     $14.05    $11.11    $ 9.60    $10.00
                                                           ------         ------     ------    ------    ------    ------
Income from Investment Operations:
  Net investment income/(loss).....................          0.02           0.03       0.09      0.10      0.11      0.03
  Net realized and unrealized gain/(loss) on
    investments....................................         (1.56)          4.39       3.00      3.44      1.51     (0.40)
                                                           ------         ------     ------    ------    ------    ------
Total from investment operations...................         (1.54)          4.42       3.09      3.54      1.62     (0.37)
                                                           ------         ------     ------    ------    ------    ------
Distributions to shareholders from:
  Net investment income............................         (0.02)         (0.03)     (0.09)    (0.10)    (0.11)    (0.03)
  In excess of net investment income...............            --          (0.01)        --        --        --        --
  Net realized gain on investments.................            --          (1.00)     (0.33)    (0.50)       --        --
                                                           ------         ------     ------    ------    ------    ------
Total distributions to shareholders................         (0.02)         (1.04)     (0.42)    (0.60)    (0.11)    (0.03)
                                                           ------         ------     ------    ------    ------    ------
Net Asset Value, End of Period.....................        $18.54         $20.10     $16.72    $14.05    $11.11     $9.60
                                                           ======         ======     ======    ======    ======    ======
Total return (Excluding sales charge)..............         (7.66%)        26.82%     22.33%    32.76%    17.06%    (3.70%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands).........       $20,486        $19,298     $5,911    $1,437      $277       $35
  Net investment income before
    waivers/reimbursements.........................          0.17%**        0.16%      0.54%     0.63%     0.86%     0.35%**
  Net investment income net of
    waivers/reimbursements.........................          0.17%**        0.16%      0.65%     0.79%     1.12%     1.35%**
  Expenses before waivers/reimbursements...........          1.32%**        1.32%      1.30%     1.39%     1.47%     2.18%**
  Expenses net of waivers/reimbursements...........          1.32%**        1.32%      1.19%     1.23%     1.21%     1.18%**
  Portfolio turnover rate..........................         23.28%         20.48%      7.72%    28.00%    20.39%     5.88%

---------------
 * Fund commenced operations on February 24, 1994.
** Annualized.
(a) On September 30, 1998 the portfolio redesignated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.
See notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                              FOR THE PERIOD ENDED
                                                               NOVEMBER 30, 1998*
                                                                  (UNAUDITED)
CLASS B                                                       --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $16.40
                                                                     ------
Income from Investment Operations:
  Net investment income/(loss)..............................             --
  Net realized and unrealized gain/(loss) on investments....           2.11
                                                                     ------
Total from investment operations............................           2.11
                                                                     ------
Distributions to shareholders from:
  Net investment income.....................................          (0.01)
  In excess of net investment income........................             --
  Net realized gain on investments..........................             --
                                                                     ------
Total distributions to shareholders.........................          (0.01)
                                                                     ------
Net Asset Value, End of Period..............................         $18.50
                                                                     ======
Total Return................................................          12.89%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, End of Period (in thousands)..................            $94
  Net investment income (loss) before
     waivers/reimbursements.................................          (0.39%)**
  Net investment income (loss) net of
     waivers/reimbursements.................................          (0.39%)**
  Expenses before waivers/reimbursements....................           2.11%**
  Expenses net of waivers/reimbursements....................           2.11%**
  Portfolio turnover rate...................................          23.28%

---------------
 * Class B commenced operations on October 2, 1998.
** Annualized.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                              SIX MONTHS ENDED    FOR THE PERIOD
                                                                NOVEMBER 30,          ENDED
                                                                    1998             MAY 31,
                                                                (UNAUDITED)           1998*
INSTITUTIONAL CLASS                                           ----------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $9.92             $10.00
                                                                    -----             ------
Income from Investment Operations:
  Net investment income/(loss)..............................        (0.01)             (0.03)(b)
  Net realized and unrealized gain/(loss) on investments....        (1.34)             (0.05)
                                                                    -----             ------
Total from investment operations............................        (1.35)             (0.08)
                                                                    -----             ------
Net Asset Value, End of Period..............................        $8.57              $9.92
                                                                    =====             ======
Total Return................................................       (13.61%)            (0.80%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, end of period (in thousands)..................      $57,641            $61,450
  Net investment income/(loss) before
    waivers/reimbursements..................................        (0.31%)**          (0.41%)**
  Net investment income/(loss) net of
    waivers/reimbursements..................................        (0.31%)**          (0.41%)**
  Expenses before waivers/reimbursements....................         1.37%**            1.45%**
  Expenses net of waivers/reimbursements....................         1.37%**            1.45%**
  Portfolio turnover rate...................................        15.25%             12.28%

                                                              SIX MONTHS ENDED    FOR THE PERIOD
                                                                NOVEMBER 30,          ENDED
                                                                    1998             MAY 31,
                                                                (UNAUDITED)           1998*
CLASS A(A)                                                    ----------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $9.91             $10.00
                                                                    -----             ------
Income from Investment Operations:
  Net investment income/(loss)..............................        (0.02)             (0.04)(b)
  Net realized and unrealized gain/(loss) on investments....        (1.35)             (0.05)
                                                                    -----             ------
Total from investment operations............................        (1.37)             (0.09)
                                                                    -----             ------
Net Asset Value, End of Period..............................        $8.54              $9.91
                                                                    =====             ======
Total Return (Excluding sales charge).......................       (13.82%)            (0.90%)
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, end of period (in thousands)..................       $4,976             $3,704
  Net investment income/(loss) before
    waivers/reimbursements..................................        (0.56%)**          (0.66%)**
  Net investment income/(loss) net of
    waivers/reimbursements..................................        (0.56%)**          (0.66%)**
  Expenses before waivers/reimbursements....................         1.62%**            1.70%**
  Expenses net of waivers/reimbursements....................         1.62%**            1.70%**
  Portfolio turnover rate...................................        15.25%             12.28%

---------------
 * Fund commenced operations on February 24, 1994.
** Annualized.
(a) On September 30, 1998 the portfolio redesignated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.
(b) Calculated based on average shares during the period.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
SMALL CAP EQUITY FUND
Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each period

                                                               FOR THE PERIOD
                                                                   ENDED
                                                                NOVEMBER 30,
                                                                   1998*
                                                                (UNAUDITED)
CLASS B                                                        --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $7.47
                                                                   ------
Income from Investment Operations:
  Net investment income/(loss)..............................           --
  Net realized and unrealized gain/(loss) on investments....         1.07
                                                                   ------
Total from investment operations............................         1.07
                                                                   ------
Net Asset Value, End of Period..............................       $ 8.54
                                                                   ======
Total Return................................................        14.32%
Ratios to Average Net Assets/Supplemental Data:
  Net Assets, end of period (in thousands)..................       $   37
  Net investment income/(loss) before
     waivers/reimbursements.................................        (1.39%)**
  Net investment income/(loss) net of
     waivers/reimbursements.................................        (1.39%)**
  Expenses before waivers/reimbursements....................         2.41%**
  Expenses net of waivers/reimbursements....................         2.41%**
  Portfolio turnover rate...................................        15.25%

---------------
 * Class B commenced operations on October 2, 1998.
** Annualized.

See notes to financial statements.

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR
------------------
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT
--------------
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
-----------
Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
---------
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL
-------
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS
-----------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 1998

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Adviser

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR
ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

PF1/99